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Scudder Cash Investment Trust

Scudder U.S. Treasury Money Fund

Scudder Money Market Series --
Scudder Prime Reserve Money Market Shares

Scudder Money Market Series --
Scudder Premium Money Market Shares

OCTOBER 15, 1998

Scudder Tax Free Money Fund

MARCH 1, 1998

Scudder Cash Investment Trust, Scudder U.S. Treasury Money Fund and Scudder Tax Free Money Fund offered herein, are open-end management investment companies. Scudder Prime Reserve Money Market Shares and Scudder Premium Money Market Shares, also offered herein, are both classes of shares of Scudder Money Market Series, a portfolio of Scudder Fund, Inc., an open-end management investment company.

This combined prospectus sets forth concisely the information about Scudder Cash Investment Trust, Scudder U.S. Treasury Money Fund, Scudder Prime Reserve Money Market Shares, Scudder Premium Money Market Shares and Scudder Tax Free Money Fund that a prospective investor should know before investing. Please retain it for future reference.

Shares of the Funds are not insured or guaranteed by the U.S. Government. Each Fund seeks to maintain a constant net asset value of $1.00 per share, but there can be no assurance that the stable net asset value will be maintained.

If you require more detailed information, a Statement of Additional Information dated October 15, 1998, for Scudder Cash Investment Trust, Scudder U.S. Treasury Money Fund, Scudder Prime Reserve Money Market Shares and Scudder Premium Money Market Shares, and dated March 1, 1998 for Scudder Tax Free Money Fund, as amended from time to time, may be obtained without charge by writing Scudder Investor Services, Inc., Two International Place, Boston, MA 02110-4103 or calling 1-800-225-2470. The Statements, which are incorporated by reference into this prospectus, have been filed with the Securities and Exchange Commission and are available along with other related materials on the SEC's Internet Web Site (http://www.sec.gov).

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

Contents -- See page 12.

Expense information

Scudder Cash Investment Trust

How to compare a Scudder Family of Funds pure no-load(TM) fund

This information is designed to help you understand the various costs and expenses of investing in Scudder Cash Investment Trust (the "Fund"). By reviewing this table and those in other mutual funds' prospectuses, you can compare the Fund's fees and expenses with those of other funds. With Scudder's pure no-load(TM) funds, you pay no commissions to purchase or redeem shares, or to exchange from one Fund to another. As a result, all of your investment goes to work for you.

1) Shareholder transaction expenses: Expenses charged directly to your individual account in the Fund for various transactions.

    Sales commissions to purchase shares (sales load)                 NONE

    Commissions to reinvest dividends                                 NONE

    Redemption fees                                                   NONE*

    Fees to exchange shares                                           NONE

2) Annual Fund operating expenses: Expenses paid by the Fund before it distributes its net investment income, expressed as a percentage of the Fund's average daily net assets for the fiscal year ended June 30, 1998.

    Investment management fee (after waiver)                          0.32%**

    12b-1 fees                                                        NONE

    Other expenses                                                    0.53%
                                                                      ----

    Total Fund operating expenses (after waiver)                      0.85%**
                                                                      =====

Example

Based on the level of total Fund operating expenses listed above, the total expenses relating to a $1,000 investment, assuming a 5% annual return and redemption at the end of each period, are listed below. Investors do not pay these expenses directly; they are paid by the Fund before it distributes its net investment income to shareholders. (As noted above, the Fund has no redemption fees of any kind.)

        1 Year                3 Years               5 Years           10 Years
        ------                -------               -------           --------

          $9                    $27                   $47               $105

See "Fund organization -- Investment adviser" for further information about the investment management fee. This example assumes reinvestment of all dividends and distributions and that the percentage amounts listed under "Annual Fund operating expenses" remain the same each year. This example should not be considered a representation of past or future expenses or return. Actual Fund expenses and return vary from year to year and may be higher or lower than those shown.

* You may redeem by writing or calling the Fund or by Write-A-Check. If you wish to receive your redemption proceeds via wire, there is a $5 wire service fee. For additional information, please refer to "Transaction information -- Redeeming shares."

** Until March 31, 1999, the Adviser has agreed to waive all or a portion of its investment management fee payable by the Fund to the extent necessary so that the total annualized expenses of the Fund do not exceed 0.85% of the average daily net assets of the Fund. If the Adviser had not agreed to do so, Fund operating expenses would have been: investment management fee 0.42%, other expenses 0.53% and total operating expenses 0.95% for the fiscal year ended June 30, 1998.

Expense information

Scudder U.S. Treasury Money Fund

How to compare a Scudder pure no-load(TM) fund

This information is designed to help you understand the various costs and expenses of investing in Scudder U.S. Treasury Money Fund (the "Fund"). By reviewing this table and those in other mutual funds' prospectuses, you can compare the Fund's fees and expenses with those of other funds. With Scudder's pure no-load(TM) funds, you pay no commissions to purchase or redeem shares, or to exchange from one fund to another. As a result, all of your investment goes to work for you.

1) Shareholder transaction expenses: Expenses charged directly to your individual account in the Fund for various transactions.

    Sales commissions to purchase shares (sales load)                 NONE

    Commissions to reinvest dividends                                 NONE

    Redemption fees                                                   NONE*

    Fees to exchange shares                                           NONE

2) Annual Fund operating expenses: Estimated expenses paid by the Fund before it distributes its net investment income, expressed as a percentage of the Fund's average daily net assets for the fiscal year ended June 30, 1998.

    Investment management fee (after waiver)                          0.15%**

    12b-1 fees                                                        NONE

    Other expenses                                                    0.50%

    Total Fund operating expenses (after waiver)                      0.65%**
                                                                      =====

Example

Based on the level of total Fund operating expenses listed above, the total expenses relating to a $1,000 investment, assuming a 5% annual return and redemption at the end of each period, are listed below. Investors do not pay these expenses directly; they are paid by the Fund before it distributes its net investment income to shareholders. (As noted above, the Fund has no redemption fees of any kind.)

        1 Year                3 Years               5 Years           10 Years
        ------                -------               -------           --------

          $7                    $21                   $36                $81

See "Fund organization -- Investment adviser" for further information about the investment management fee. This example assumes reinvestment of all dividends and distributions and that the percentage amounts listed under "Annual Fund operating expenses" remain the same each year. This example should not be considered a representation of past or future expenses or return. Actual Fund expenses and return vary from year to year and may be higher or lower than those shown.

* You may redeem by writing or calling the Fund or by Write-A-Check. If you wish to receive your redemption proceeds via wire, there is a $5 wire service fee. For additional information, please refer to "Transaction information -- Redeeming shares."

** Until March 31, 1999, the Adviser has agreed to waive all or a portion of its investment management fee payable by the Fund to the extent necessary so that the total annualized expenses of the Fund do not exceed 0.65% of the average daily net assets of the Fund. If the Adviser had not agreed to do so, Fund operating expenses would have been: investment management fee 0.50%, other expenses 0.50% and total operating expenses 1.00% for the fiscal year ended June 30, 1998.

Expense information

Scudder Prime Reserve Money Market Shares

How to compare a Scudder Family of Funds pure no-load(TM) fund

This information is designed to help you understand the various costs and expenses of investing in Scudder Prime Reserve Money Market Shares (the "Prime Shares"), a class of Scudder Money Market Series (the "Fund")*. By reviewing this table and those in other mutual funds' prospectuses, you can compare the fees and expenses with those of other funds. With Scudder's pure no-load(TM) funds, you pay no commissions to purchase or redeem shares, or to exchange from one fund to another. As a result, all of your investment goes to work for you.

1) Shareholder transaction expenses: Expenses charged directly to your individual account in the Fund for various transactions.

    Sales commissions to purchase shares (sales load)                 NONE

    Commissions to reinvest dividends                                 NONE

    Redemption fees                                                   NONE**

    Fees to exchange shares                                           NONE

2) Annual operating expenses: Estimated expenses paid by the Fund before it distributes its net investment income, expressed as a percentage of the Fund's average daily net assets for the initial fiscal period ending November 30, 1998.

    Investment management fee (after waiver)                          0.20%***

    12b-1 fees                                                        NONE

    Other expenses                                                    0.36%
                                                                      ----

    Total operating expenses (after waiver)                           0.56%***

Example

Based on the estimated level of total operating expenses listed above, the total expenses relating to a $1,000 investment, assuming a 5% annual return and redemption at the end of each period, are listed below. Investors do not pay these expenses directly; they are paid by the Fund before it distributes its net investment income to shareholders. (As noted above, the Fund has no redemption fees of any kind.)


                              1 Year                3 Years
                              ------                -------


                                $6                    $18
                                --                    ---


See "Fund organization -- Investment adviser" for further information about the investment management fee. This example assumes reinvestment of all dividends and distributions and that the percentage amounts listed under "Annual operating expenses" remain the same each year. This example should not be considered a representation of past or future expenses or return. Actual expenses and return vary from year to year and may be higher or lower than those shown.


* The information set forth on this page relates only to the Fund's Scudder Prime Reserve Money Market Shares. The Fund also offers three other classes of shares, Scudder Money Market Managed Shares, Scudder Premium Money Market Shares and Scudder Money Market Institutional Shares, which may have different fees and expenses (which may affect performance), have different minimum investment requirements and are entitled to different services. Information about these other classes may be obtained by contacting Scudder Investor Services, Inc., Two International Place, Boston, MA 02110-4103 or calling 1-800-225-2470.


** You may redeem by writing or calling the Fund or by Write-A-Check. If you wish to receive your redemption proceeds via wire, there is a $5 wire service fee. For additional information, please refer to "Transaction information -- Redeeming shares."


*** Until April 30, 1999 the Adviser has agreed to waive a portion of its investment management fee. (See the "Investment Adviser" section of this prospectus for more information.) If the Adviser had not agreed to waive a portion of its fee, Fund operating expenses for the Prime Shares would have been: investment management fee 0.25%, other expenses 0.36% and total operating expenses 0.61% for the fiscal year ending November 30, 1998.

Expense information

Scudder Premium Money Market Shares

How to compare a Scudder Family of Funds pure no-load(TM) fund

This information is designed to help you understand the various costs and expenses of investing in Scudder Premium Money Market Shares (the "Premium Shares") a class of Scudder Money Market Series (the "Fund")*. By reviewing this table and those in other mutual funds' prospectuses, you can compare the fees and expenses with those of other funds. With Scudder's pure no-load(TM) funds, you pay no commissions to purchase or redeem shares, or to exchange from one fund to another. As a result, all of your investment goes to work for you.

1) Shareholder transaction expenses: Expenses charged directly to your individual account in the Fund for various transactions.

    Sales commissions to purchase shares (sales load)             NONE

    Commissions to reinvest dividends                             NONE

    Redemption fees                                               NONE**

    Fees to exchange shares                                       NONE

2) Annual operating expenses: Estimated expenses paid by the Fund before it distributes its net investment income, expressed as a percentage of the Fund's average daily net assets for the fiscal period ending November 30, 1998.

    Investment management fee (after waiver)                      0.20%***

    12b-1 fees                                                    NONE

    Other expenses                                                0.18%

    Total operating expenses (after waiver)                       0.38%***

Example

Based on the estimated level of total operating expenses listed above, the total expenses relating to a $1,000 investment, assuming a 5% annual return and redemption at the end of each period, are listed below. Investors do not pay these expenses directly; they are paid by the Fund before it distributes its net investment income to shareholders. (As noted above, the Fund has no redemption fees of any kind.)

                          1 Year                3 Years
                          ------                -------

                            $4                    $12


See "Fund organization -- Investment adviser" for further information about the investment management fee. This example assumes reinvestment of all dividends and distributions and that the percentage amounts listed under "Annual operating expenses" remain the same each year. This example should not be considered a representation of past or future expenses or return. Actual expenses and return vary from year to year and may be higher or lower than those shown.


* The information set forth on this page relates only to the Fund's Scudder Premium Money Market Shares. The Fund also offers three other classes of shares, Scudder Prime Reserve Money Market Shares, Scudder Money Market Managed Shares and Scudder Money Market Institutional Shares, which may have different fees and expenses (which may affect performance), have different minimum investment requirements and are entitled to different services. Information about these other classes may be obtained by contacting Scudder Investor Services, Inc., Two International Place, Boston, MA 02110-4103 or calling 1-800-225-2470.

** You may redeem by writing or calling the Fund or by Write-A-Check. If you wish to receive your redemption proceeds via wire, there is a $5 wire service fee. For additional information, please refer to "Transaction information -- Redeeming shares."

*** Until April 30, 1999 the Adviser has agreed to waive a portion of its investment management fee. (See the "Investment Adviser" section of this prospectus for more information.) If the Adviser had not agreed to waive a portion of its fee, Fund operating expenses for the Premium Shares would have been: investment management fee 0.25%, other expenses 0.18% and total operating expenses 0.43% for the fiscal year ending November 30, 1998.

Expense information

Scudder Tax Free Money Fund

How to compare a Scudder Family of Funds pure no-load(TM) fund

This information is designed to help you understand the various costs and expenses of investing in Scudder Tax Free Money Fund (the "Fund"). By reviewing this table and those in other mutual funds' prospectuses, you can compare the Fund's fees and expenses with those of other funds. With Scudder's pure no-load(TM) funds, you pay no commissions to purchase or redeem shares, or to exchange from one Fund to another. As a result, all of your investment goes to work for you.

1) Shareholder transaction expenses: Expenses charged directly to your individual account in the Fund for various transactions.

    Sales commissions to purchase shares (sales load)                 NONE

    Commissions to reinvest dividends                                 NONE

    Redemption fees                                                   NONE*

    Fees to exchange shares                                           NONE

2) Annual Fund operating expenses: Expenses paid by the Fund before it distributes its net investment income, expressed as a percentage of the Fund's average daily net assets for the fiscal year ended December 31, 1997.

    Investment management fee (after waiver)                          0.50%**

    12b-1 fees                                                        NONE

    Other expenses                                                    0.26%
                                                                      ----

    Total Fund operating expenses (after waiver)                      0.76%**
                                                                      =====

Example

Based on the level of total Fund operating expenses listed above, the total expenses relating to a $1,000 investment, assuming a 5% annual return and redemption at the end of each period, are listed below. Investors do not pay these expenses directly; they are paid by the Fund before it distributes its net investment income to shareholders. (As noted above, the Fund has no redemption fees of any kind.)

        1 Year                3 Years               5 Years           10 Years
        ------                -------               -------           --------

          $8                    $24                   $42                $94

See "Fund organization -- Investment adviser" for further information about the investment management fee. This example assumes reinvestment of all dividends and distributions and that the percentage amounts listed under "Annual Fund operating expenses" remain the same each year. This example should not be considered a representation of past or future expenses or return. Actual Fund expenses and return vary from year to year and may be higher or lower than those shown.

* You may redeem by writing or calling the Fund or by Write-A-Check. If you wish to receive your redemption proceeds via wire, there is a $5 wire service fee. For additional information, please refer to "Transaction information -- Redeeming shares."

** Until February 28, 1999, the Adviser has agreed to waive all or a portion of its fees to the extent necessary so that the total annualized expenses of the Fund do not exceed 0.65% of the average daily net assets of the Fund. Expenses shown are restated to reflect what the Fund would have paid during the fiscal year ended December 31, 1997, absent such waiver. Actual expenses for the fiscal year ended December 31, 1997 were: investment management fee 0.39%, other expenses 0.26% and total operating expenses 0.65%.

Financial highlights

Scudder Cash Investment Trust

The following table includes selected data for a share outstanding throughout each year and other performance information derived from the audited financial statements.


If you would like more detailed information concerning the Fund's performance, a complete portfolio listing and audited financial statements are available in the Fund's Annual Report dated June 30, 1998 and may be obtained without charge by writing or calling Scudder Investor Services, Inc.

                                                     Years Ended June 30,
                                      1998       1997     1996     1995     1994
--------------------------------------------------------------------------------

Net asset value, beginning of
   period                            $ 1.000   $1.000   $1.000   $1.000   $1.000

Net investment income                   .048     .046     .048     .048     .027

Distributions from net investment     (.048)   (.046)   (.048)   (.048)   (.027)
   income and net realized capital
   gains (a)

Net asset value, end of period       $ 1.000   $1.000   $1.000   $1.000   $1.000
--------------------------------------------------------------------------------
Total Return (%)                     4.92(b)     4.73     4.89     4.90     2.77

Ratios and Supplemental Data

Net assets, end of period ($           1,182    1,431    1,387    1,520    1,430
   millions)

Ratio of operating expenses, net to      .85      .86      .83      .78      .82
   average daily net assets (%)

Ratio of operating expenses before       .95      .86      .83      .78      .82
   expense reduction, to average
   daily net assets (%)

Ratio of net investment income          4.82     4.63     4.79     4.84     2.78
   to average daily net assets (%)


                                                    Years Ended June 30,
                                       1993      1992     1991     1990     1989
--------------------------------------------------------------------------------

Net asset value, beginning of
   period                            $1.000    $1.000   $1.000   $1.000   $1.000

Net investment income                  .027      .047     .069     .080     .082

Distributions from net investment    (.027)    (.047)   (.069)   (.080)   (.082)
   income and net realized capital
   gains (a)

Net asset value, end of period       $1.000    $1.000   $1.000   $1.000   $1.000
--------------------------------------------------------------------------------
Total Return (%)                       2.75      4.76     7.13     8.23     8.49

Ratios and Supplemental Data

Net assets, end of period ($          1,119     1,361    1,736    1,644    1,563
   millions)

Ratio of operating expenses, net to     .78       .70      .66      .67      .66
   average daily net assets (%)

Ratio of operating expenses before      .78       .70      .66      .67      .66
   expense reduction, to average
   daily net assets (%)

Ratio of net investment income         2.72      4.58     6.91     7.93     8.21
   to average daily net assets (%)


(a)  Net realized capital gains were less than 6/10 of $.01 per share.


(b)  Total return would have been lower had certain expenses not been reduced.

Financial highlights

Scudder U.S. Treasury Money Fund

The following table includes selected data for a share outstanding throughout each year and other performance information derived from the audited financial statements.

If you would like more detailed information concerning the Fund's performance, a complete portfolio listing and audited financial statements are available in the Fund's Annual Report dated June 30, 1998, which may be obtained without charge by writing or calling Scudder Investor Services, Inc.

                                                     Years Ended June 30,
                                        1998      1997    1996     1995     1994
------------------------------------------------------------------------------------

Net asset value, beginning of period   $ 1.000   $1.000   $1.000  $1.000    $1.000

Net investment income                     .047     .045     .048    .046      .027

Less distributions from net             (.047)   (.045)   (.048)  (.046)    (.027)
   investment income and net realized
   gains on investment transactions
   (a)

Net asset value, end of period         $1.000    $1.000   $1.000  $1.000    $1.000
------------------------------------------------------------------------------------
Total Return (%) (b)                     4.83      4.58     4.91    4.70      2.74

Ratios and Supplemental Data

Net assets, end of period ($ millions)     389      399      396     383       383

Ratio of operating expenses, net to        .65      .65      .65     .65       .65
   average daily net assets (%)

Ratio of operating expenses before        1.00      .94      .92     .90       .90
   expense reductions, to average
   daily net assets (%)

Ratio of net investment income            4.72     4.49     4.80    4.61      2.75
   to average daily net assets (%)

                                                     Years Ended June 30,
                                        1993      1992    1991     1990     1989
------------------------------------------------------------------------------------

Net asset value, beginning of period   $1.000    $1.000   $1.000  $1.000    $1.000

Net investment income                    .027      .044     .065    .075      .074

Less distributions from net            (.027)    (.044)   (.065)  (.075)    (.074)
   investment income and net realized
   gains on investment transactions
   (a)

Net asset value, end of period         $1.000    $1.000   $1.000  $1.000    $1.000
------------------------------------------------------------------------------------
Total Return (%) (b)                     2.74      4.48     6.71    7.74      7.66

Ratios and Supplemental Data

Net assets, end of period ($ millions)    305       299      272     198       167

Ratio of operating expenses, net to       .65       .65      .82     .98      1.01
   average daily net assets (%)

Ratio of operating expenses before        .85       .85      .91     .98      1.01
   expense reductions, to average
   daily net assets (%)

Ratio of net investment income           2.69      4.31     6.37    7.46      7.41
   to average daily net assets (%)


(a) Net realized capital gains were less than 6/10 of 1(cent) per share.


(b) Total returns would have been lower had certain expenses not been reduced.

Financial highlights

Scudder Premium Money Market Shares

The following table includes selected data for a share of the Premium Money Market Shares class outstanding throughout the period and other performance information derived from the audited financial statements.

If you would like more detailed information concerning Fund performance, audited financial statements are available in the Annual Report dated December 31, 1997 which may be obtained without charge by writing or calling Scudder Investor Services, Inc.

                                                               For the Period
                                                                July 7, 1997
                                                                (commencement
                                                                  of sale of
                                         Six Months Ended        Premium Shares)
                                           June 30, 1998         to December 31,
                                           (Unaudited)               1997
--------------------------------------------------------------------------------

Net asset value, beginning of period         $1.000                 $1.000

Net investment income                          .027                   .026

Distributions from net investment income     (.027)                 (.026)

Net asset value, end of period               $1.000                 $1.000
--------------------------------------------------------------------------------

Total Return (%) (a)                         2.68**                 2.62**

Ratios and Supplemental Data

Net assets, end of period ($ millions)          507                    335

Ratio of operating expenses, net to            .31*                   .38*
  average daily net assets (%)

Ratio of operating expenses before             .36*                   .43*
  expense reductions, to average daily
  net assets (%)

Ratio of net investment income to             5.36*                  5.50*
  average daily net assets (%)

(a)      Total return is higher due to the maintenance of the Fund's expenses.

*  Annualized

** Not annualized

Financial highlights

Scudder Tax Free Money Fund

The following table includes selected data for a share outstanding throughout each period and other performance information derived from the audited financial statements.

If you would like more detailed information concerning the Fund's performance, a complete portfolio listing and audited financial statements are available in the Fund's Annual Report dated December 31, 1997, which may be obtained without charge by writing or calling Scudder Investor Services, Inc.


                             Six Months
                             Ended June
                              30, 1998           Years Ended December 31,
                             (unaudited)  1997     1996    1995    1994    1993
 -------------------------------------------------------------------------------

 Net asset value, beginning  $1.000      $1.000  $1.000   $1.000  $1.000  $1.000
   of period

 Net investment income         .015        .031    .029     .032    .022    .018

 Less distributions from net (.015)      (.031)  (.029)   (.032)  (.022)  (.018)
   investment income

 Net asset value, end of     $1.000      $1.000  $1.000   $1.000  $1.000  $1.000
   period
 -------------------------------------------------------------------------------

 Total Return (%)            1.49**        3.10    2.91     3.27    2.26    1.86

 Ratios and Supplemental
   Data

 Net assets, end of period      233         283     220      239     257     222
   ($ millions)

 Ratio of operating            .65*         .65     .70      .75     .77     .75
   expenses net, to average
   daily net assets (%)

 Ratio of operating expenses   .72*         .76     .75      .75     .77     .75
   before expense reductions
   to average daily net
   assets

 Ratio of net investment      2.96*        3.06    2.86     3.21    2.24    1.84
   income to average daily
   net assets (%)



                                                 Years Ended December 31,
                                     1992      1991     1990      1989     1988
 -------------------------------------------------------------------------------

 Net asset value, beginning of     $1.000    $1.000   $1.000    $1.000    $1.000
   period

 Net investment income               .025      .041     .053      .057      .046

 Less distributions from net       (.025)    (.041)   (.053)    (.057)    (.046)
   investment income

 Net asset value, end of period    $1.000    $1.000   $1.000    $1.000    $1.000
 -------------------------------------------------------------------------------

 Total Return (%)                    2.54      4.20     5.44      5.83      4.73

 Ratios and Supplemental Data

 Net assets, end of period ($         267       279      303       279       358
   millions)

 Ratio of operating expenses net,     .73       .70      .72       .70       .67
   to average daily net assets (%)

 Ratio of operating expenses          .73       .70      .72       .70       .67
   before expense reductions to
   average daily net assets

 Ratio of net investment income      2.53      4.12     5.30      5.67      4.61
   to average daily net assets (%)

 *  Annualized       **   Not annualized

A message from the President

Scudder Kemper Investments, Inc., investment adviser to the Scudder Family of Funds, is one of the largest and most experienced investment management organizations worldwide, managing more than $230 billion in assets globally for mutual fund investors, retirement and pension plans, institutional and corporate clients, and private family and individual accounts.

We offered America's first no-load mutual fund in 1928, and today the Scudder Family of Funds includes over 50 no-load mutual fund portfolios or classes of shares. We also manage the mutual funds in a special program for the American Association of Retired Persons, as well as the fund options available through Scudder Horizon Plan, a tax-advantaged variable annuity. We also advise The Japan Fund, and numerous other open- and closed-end funds that invest in this country and other countries around the world.

The Scudder Family of Funds is designed to make investing easy and less costly. It includes money market, tax free, income and growth funds as well as IRAs, 401(k)s, Keoghs and other retirement plans.

Services available to shareholders include toll-free access to professional representatives, easy exchange among the Scudder Family of Funds, shareholder reports, informative newsletters and the walk-in convenience of Scudder Investor Centers.

Funds or fund classes in the Scudder Family of Funds are offered without commissions to purchase or redeem shares or to exchange from one fund to another. There are no 12b-1 fees either, which many other funds now charge to support their marketing efforts. All of your investment goes to work for you. We look forward to welcoming you as a shareholder.

/s/Edmond D. Villani

The Funds

Investment objectives

o four money market mutual funds seeking to provide monthly income while maintaining liquidity and stability of capital

Investment characteristics of the Funds

o    goal of stable $1.00 share price

o    fluctuating yield

o    dividends declared daily and paid monthly

o    Minimum initial investment:

   Scudder Cash Investment Trust:                                         $2,500

   Scudder U.S. Treasury Money Fund:                                      $2,500

   Scudder Tax Free Money Fund:                                           $2,500

   Scudder Prime Reserve Money Market Shares:                            $10,000

   Scudder Premium Money Market Shares:                                  $25,000




 Contents

Introduction................................................................. 13

Scudder Cash Investment Trust................................................ 13

Scudder U.S. Treasury Money Fund............................................. 14

Scudder Tax Free Money Fund.................................................. 16

Scudder Prime Reserve Money Market Shares and
   Scudder Premium Money Market Shares....................................... 18

Why invest in the Funds?..................................................... 20

Additional information about common policies,
   investments and investment restrictions................................... 21

Additional investments....................................................... 23

Distribution and performance information..................................... 26

Fund organization............................................................ 28

Transaction information...................................................... 32

Shareholder benefits......................................................... 39

Purchases.................................................................... 42

Exchanges and redemptions.................................................... 44

Trustees and Officers of Scudder Cash Investment Trust and
   Scudder U.S. Treasury Money Fund.......................................... 48

Directors and Officers of Scudder Fund, Inc.................................. 49

Trustees and Officers of Scudder Tax Free Money Fund......................... 50

Investment products and services............................................. 51

How to contact Scudder....................................................... 53

Introduction

Scudder Cash Investment Trust, Scudder U.S. Treasury Money Fund, Scudder Tax Free Money Fund (each a "Trust") and Scudder Money Market Series (each a "Fund," collectively the "Funds"), are money market mutual funds advised by Scudder Kemper Investments, Inc. (the "Adviser"). The Funds have similar objectives and policies, but different features, including different initial investment requirements. Scudder Money Market Series is a diversified series of Scudder Fund, Inc. (the "Corporation"). The prospectuses for Scudder Cash Investment Trust, Scudder U.S. Treasury Money Fund, Scudder Tax Free Money Fund, and two classes of shares of Scudder Money Market Series: Scudder Prime Reserve Money Market Shares and Scudder Premium Money Market Shares are presented together so you can understand their important differences and decide which Fund and class, if applicable, is most suitable for your investment needs.

Except as otherwise indicated, each Fund's investment objectives and policies are not fundamental and may be changed without a vote of shareholders. If there is a change in investment objectives, shareholders should consider whether the Fund remains an appropriate investment in light of their current financial position and needs. There can be no assurance that each Fund's objectives will be met.

Scudder Cash Investment Trust

Investment objective

The investment objective of Scudder Cash Investment Trust, a diversified, open-end management investment company, is to seek to maintain stability of capital and, consistent therewith, to maintain liquidity of capital and to provide current income. The Fund seeks to achieve its objective by investing in money market securities. The Fund seeks to maintain a constant net asset value of $1.00 per share and declares dividends daily.

Investments

The Fund purchases U.S. dollar-denominated securities with remaining maturities of 397 calendar days or less, except in the case of U.S. Government securities, which may have remaining maturities of 762 calendar days or less. The dollar-weighted average maturity of the Fund's portfolio will vary with money market conditions, but is always 90 days or less. All securities in the Fund's portfolio must meet credit quality standards pursuant to procedures established by the Trustees. Generally, the Fund may purchase only securities which are rated, or issued by a company with comparable securities rated, in one of the two highest short-term rating categories of one or more of the following rating agencies: Moody's Investors Service, Inc. ("Moody's"), Standard & Poor's Corporation ("S&P") or Fitch Investors Service, Inc. ("Fitch"). If a security is unrated, the Fund may purchase the security if, in the opinion of the Adviser, the credit quality of the security is deemed equivalent to the rated securities mentioned above.

The Fund may invest in short-term securities consisting of: obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities; obligations of supranational organizations such as the International Bank for Reconstruction and Development (the World Bank); obligations of domestic banks and foreign branches of domestic banks, including bankers' acceptances, certificates of deposit, deposit notes and time deposits; and obligations of savings and loan institutions.

The Fund may also invest in: instruments whose credit has been enhanced by banks (letters of credit), insurance companies (surety bonds) or other corporate entities (corporate guarantees); corporate obligations, including commercial paper, notes, bonds, loans and loan participations; securities with variable or floating interest rates; when-issued securities; asset-backed securities, including certificates, participations and notes; municipal securities, including notes, bonds and participation interests, either taxable or tax free; and illiquid securities.

In addition, the Fund may invest in repurchase agreements and securities with put features.

Each of the above referenced eligible investments and investment practices has certain risks associated with it. For a more complete description, please refer to the Funds' combined Statement of Additional Information.

Scudder U.S. Treasury Money Fund

Investment objective

Scudder U.S. Treasury Money Fund, a diversified, open-end management investment company, seeks to provide safety, liquidity and stability of capital and, consistent therewith, to provide current income. The Fund seeks to achieve its objective by investing in short-term U.S. Government securities and repurchase agreements. The Fund also seeks to maintain a constant net asset value of $1.00 and declares dividends daily.

Investment characteristics

The Fund seeks to provide investors with current income and stability of capital through a portfolio consisting primarily of short-term U.S. Treasury obligations and repurchase agreements. The Fund is a "fixed price" fund; that is, it seeks to maintain a constant share price of $1.00, although under certain circumstances this may not be possible. This price stability makes the Fund suitable for investors who are seeking current income and who are unwilling to accept stock or bond market risk.

The Fund is also designed to minimize credit risk. It invests exclusively in short-term securities unconditionally guaranteed by the U.S. Government (as to payment of both principal and interest) and repurchase agreements backed fully by U.S. Treasury securities.

The Fund invests in U.S. Government securities whose interest is specifically exempted from state and local income taxes under federal law; the interest is not exempt from federal income tax. Most, but not all, states allow this tax-exempt character of the Fund's income to pass through to its shareholders, so that distributions from the Fund to the extent derived from interest that is exempt from state and local income taxes, are exempt from such taxes when earned by a shareholder of the Fund. Shareholders should, however, contact their own tax advisers regarding the possible exclusion for state and local income tax purposes of the portion of distributions received from the Fund which is attributable to interest from U.S. Government securities. Income earned by the Fund from U.S. Treasury-backed repurchase agreements generally is not exempt from state and local tax.

Investments

The Fund invests without limitation in short-term securities consisting of U.S. Treasury notes, bonds, bills and in other securities issued or guaranteed by the U.S. Government and thus backed by the full faith and credit of the United States. The Fund may invest its assets, when conditions are appropriate, in repurchase agreements, but only if they are fully collateralized by U.S. Treasury obligations. At least 80% of the Fund's assets will be invested in either U.S. Treasury securities or in repurchase agreements collateralized by U.S. Treasury obligations. All of the securities in which the Fund may invest are U.S. dollar-denominated. The Fund's investments in U.S. Government obligations provide a high degree of safety and liquidity. The Fund may also invest in when-issued securities, whose market value may involve an unrealized gain or loss prior to settlement. In addition the Fund may invest, to a limited extent, in illiquid securities.

The Fund's investments in U.S. Government securities may have maturities of up to 762 calendar days; all other portfolio securities will have maturities of up to 397 calendar days. The dollar-weighted average maturity of the Fund's portfolio investments varies with money market conditions, but is always 90 days or less. As a money market fund with a short-term maturity, the Fund's income fluctuates with changes in interest rates but its price is expected to remain fixed at $1.00 per share.

Scudder Tax Free Money Fund

Investment objectives and policies

Scudder Tax Free Money Fund, a diversified open-end management investment company, seeks to provide income exempt from regular federal income tax and stability of principal through investments in municipal securities. All of the Fund's investments are high quality, have a remaining maturity of 397 calendar days or less and have minimal credit risk as determined by the Adviser. The dollar-weighted average maturity of the Fund's portfolio is 90 days or less.

The Fund seeks to maintain a constant net asset value of $1.00 per share, although in extreme circumstances this may not be possible. A small portion of the income may be subject to regular federal, alternative minimum, state and local income taxes.

Investments

All of the Fund's municipal securities must meet certain quality criteria at the time of purchase. Generally, the Fund may purchase only securities which are rated, or issued by an issuer rated, within the two highest quality rating categories of two or more of the following rating agencies: Moody's (Aaa and Aa, MIG 1 and MIG 2, and P1 and P-2), S&P (AAA and AA, SP1+ and SP1, A1+ and A1 and A-2) and Fitch (AAA and AA, F1 and F2). Where only one rating agency has rated a security (or its issuer), the Fund generally may purchase that security as long as the rating falls within the categories described above. Where a security (or its issuer) is unrated, the Fund may purchase that security if, in the judgment of the Adviser, it is comparable in quality to securities described above. All of the securities in which the Fund may invest are dollar-denominated and must meet credit standards applied by the Adviser pursuant to procedures established by the Trustees. Should an issue of municipal securities cease to be rated or if its rating is reduced below the minimum required for purchase by the Fund, the Adviser will dispose of any such security unless the Trustees of the Fund determine that such disposal would not be in the best interests of the Fund.

The Fund may also invest in when-issued securities, whose market value may involve an unrealized gain or loss prior to settlement. In addition the Fund may invest, to a limited extent, in illiquid or restricted securities.

Municipal securities in which the Fund may invest include municipal notes, short-term municipal bonds, variable rate demand instruments and tax-exempt commercial paper. Municipal notes are generally used to provide for short-term capital needs and generally have maturities of one year or less. Examples include tax anticipation and revenue anticipation notes, which are generally issued in anticipation of various seasonal revenues, bond anticipation notes, and construction loan notes. Short-term municipal bonds may include general obligation bonds, which are secured by the issuer's pledge of its faith, credit and taxing power for payment of principal and interest, and revenue bonds, which are generally paid from the revenues of a particular facility or a specific excise tax or other source. Examples of taxable investments in which the Fund may invest include obligations of corporate issuers, U.S. Treasury obligations, U.S. Government obligations, money market instruments and repurchase agreements.

The Fund may invest more than 25% of its assets in industrial development or other private activity bonds, subject to the Fund's fundamental investment policies, and also subject to the Fund's 20% limitation on investing in securities whose investment income is subject to the alternative minimum tax ("AMT" bonds) and the Fund's current intention not to invest in municipal securities whose investment income is subject to regular federal income tax. For purposes of the Fund's investment limitation regarding concentration of investments in any one industry, industrial development or other private activity bonds ultimately payable by companies within the same industry will be considered as if they were issued by issuers in the same industry. The Fund's distributions from interest on AMT bonds may be taxable depending upon an investor's particular situation. (For more information please see the Statement of Additional Information.)

It is a fundamental policy, which may not be changed without a vote of shareholders, that at least 80% of the Fund's assets will normally be invested in short-term municipal securities.

Under normal market conditions the Fund expects to invest 100% of its portfolio securities in municipal securities. The Fund may, on a temporary basis, hold and invest up to 20% of its assets in cash and cash equivalents and in temporary investments of taxable securities with remaining maturities of 397 calendar days or less. For temporary defensive purposes the Fund may invest more than 20% in such investments or may otherwise vary from its investment policies during periods when the Adviser determines that it is advisable to do so because of conditions in the securities markets or other economic or political conditions. It is impossible to accurately predict how long such alternative strategies may be utilized. In 1997, all the Fund's dividends were 100% federally tax-exempt. The Fund may also invest in stand-by commitments and other puts, repurchase agreements, participation interests and when-issued or forward delivery securities.

See "Additional information about policies and investments" for more information about these investment techniques.


--------------------------------------------------------------------------------

                        TAX-FREE YIELDS and CORRESPONDING
                               TAXABLE EQUIVALENTS

                        Tax-Free Yield                      Taxable
                        for the 7-day                  Equivalent Yield*
                         period ended                  ----------------
                         December 31,     28% Tax  31% Tax   36% Tax   39.6% Tax
                             1997         Bracket  Bracket   Bracket    Bracket
                             ----         -------  -------   -------    -------

Scudder Tax Free             3.45%         4.79%    5.00%     5.39%      5.71%
Money Fund

*   Based on federal income tax rates in effect for the 1997 taxable year.

    The yield levels of tax-free and taxable investments continuously change. Before investing in a Scudder tax-free fund, you may want to compare its yield to the after-tax yield of an investment paying taxable income.

    For up-to-date yield information, shareholders can call SAIL, Scudder Automated Information Line, toll-free, at any time: 1-800-343-2890.
--------------------------------------------------------------------------------

Scudder Prime Reserve Money Market Shares and Scudder Premium Money Market
Shares

Investment objectives

Scudder Prime Reserve Money Market Shares and Scudder Premium Money Market Shares are both classes of shares of Scudder Money Market Series, a diversified series of Scudder Fund, Inc., an open-end management investment company. The Fund seeks to provide investors with as high a level of current income as is consistent with its investment policies and with preservation of capital and liquidity.

The Fund invests exclusively in a broad range of short-term money market instruments that have remaining maturities of not more than 397 calendar days and certain repurchase agreements. These money market securities consist of obligations issued or guaranteed by the U.S. Government or its agencies or instrumentalities, taxable and tax-exempt municipal obligations, corporate and bank obligations, certificates of deposit, bankers' acceptances and variable amount master demand notes.

The Fund will maintain a dollar-weighted average maturity of 90 days or less in an effort to maintain a constant net asset value of $1.00 per share, but there is no assurance that it will be able to do so.

Investments

The bank obligations in which the Fund may invest include negotiable certificates of deposit, bankers' acceptances, fixed time deposits or other short-term bank obligations. Generally, the Fund may not invest less than 25% of the current value of its total assets in bank obligations (including bank obligations subject to repurchase agreements). The Fund limits its investments in U.S. bank obligations to banks

(including foreign branches, the obligations of which are guaranteed by the U.S. parent) that have at least $1 billion in total assets at the time of investment. "U.S. banks" include commercial banks that are members of the Federal Reserve System or are examined by the Comptroller of the Currency or whose deposits are insured by the Federal Deposit Insurance Corporation. In addition, the Fund may invest in obligations of savings banks and savings and loan associations insured by the Federal Deposit Insurance Corporation that have total assets in excess of $1 billion at the time of the investment. The Fund may invest in U.S. dollar-denominated obligations of foreign banks subject to the following conditions: the foreign banks (based upon their most recent annual financial statements) at the time of investment (i) must have more than U.S. $10 billion, or the equivalent in other currencies, in total assets; (ii) are among the 100 largest banks in the world as determined on the basis of assets; and (iii) have branches or agencies in the U.S.; and the obligations must be, in the opinion of the Adviser, of an investment quality comparable to obligations of U.S. banks in which the Fund may invest. Such investments may involve greater risks than those affecting U.S. banks or Canadian affiliates of U.S. banks. In addition, foreign banks are not subject to examination by any U.S. Government agency or instrumentality.

Fixed time deposits may be withdrawn on demand by the investor, but may be subject to early withdrawal penalties that vary with market conditions and the remaining maturity of the obligations.

Generally, the commercial paper purchased by the Fund consists of direct obligations of domestic corporate issuers, including bank holding companies, whose obligations, at the time of investment, are (i) rated "P-1" by Moody's, "A-1" or higher by S&P or "F-1" by Fitch, (ii) issued or guaranteed as to principal and interest by issuers having an existing debt security rating of "Aa" or higher by Moody's or "AA" or higher by S&P or Fitch, or (iii) securities that, if not rated, are of comparable investment quality as determined by the Adviser in accordance with procedures adopted by the Corporation's Board of Directors.

The Fund may invest in non-convertible corporate debt securities such as notes, bonds and debentures that are rated "Aa" or higher by Moody's or "AA" or higher by S&P or Fitch, and variable amount master demand notes. A variable amount master demand note differs from ordinary commercial paper in that it is issued pursuant to a written agreement between the issuer and the holder. Its amount may from time to time be increased by the holder (subject to an agreed maximum) or decreased by the holder or the issuer and is payable on demand. The rate of interest varies pursuant to an agreed-upon formula. Generally, master demand notes are not rated by a rating agency. However, the Fund may invest in a master demand note that, if not rated, is in the opinion of the Adviser of investment quality comparable to rated securities in which the Fund may invest.

All of the securities in which the Fund will invest must meet credit standards applied by the Adviser pursuant to procedures established by the Corporation's Board of Directors. Should an issue of securities cease to be rated or if its rating is reduced below the minimum required for purchase by the Fund, the Adviser will dispose of any such security, as soon as practicable, unless the Directors determine that such disposal would not be in the best interests of the Fund.

In addition, the Fund may invest in variable or floating rate obligations, obligations backed by bank letters of credit, when-issued securities and securities with put features.

Each of the above-referenced eligible investments and investment practices have certain risks associated with them. For a more complete description, please refer to the Funds' combined Statement of Additional Information.

Why invest in the Funds?

A money market mutual fund can be an appropriate component of virtually any type of investment program. The four money market funds described in this prospectus may each be a good choice for investors who want their assets to grow in a stable investment, those who want to keep their "nest egg" safe and handy, or those who are simply looking to "park" their investment capital for a limited period.

Money market funds may be appropriate for investors desiring monthly income, yet who are also concerned about the stability of their investment principal. This conservative fund option seeks to maintain a stable $1.00 share price though investment in a diversified pool of very short-term, high quality money market securities.

Another important feature of money market funds is daily liquidity. For these Scudder money market Funds, investors can gain access to their cash in different ways; for example, by toll-free telephone redemption or through a convenient, no fee check writing option. Further, investors can receive their monthly income by check or have their dividends invested automatically, without charge, in additional shares of the same fund, which will help build up their account over time.

To help meet various cash management needs, investors are provided with a choice of money market funds:

Scudder Cash Investment Trust and Scudder U.S. Treasury Money Fund:

These Funds are designed as highly flexible and convenient vehicles for cash investments. The minimum initial investment in these Funds is only $2,500 per account. These Funds, which can serve as a starting point for building a well-diversified investment portfolio, provide investors with maximum flexibility, through low checkwriting minimums and a low account balance requirement.

Scudder Tax Free Money Fund:

This Fund is designed for shareholders seeking federally tax-free earnings on cash investments. The minimum initial investment in this Fund is only $2,500 per account. Scudder Tax Free Money Fund can be appropriate for investors looking for income at today's tax-free money market rates while enjoying stability of principal.

Scudder Prime Reserve Money Market Shares:

This investment choice is designed more as a savings vehicle, particularly as a complement to bank savings accounts and other bank products. The minimum initial investment in these shares is $10,000 per account. By requiring a larger account balance than a typical money fund, Scudder Prime Reserve Money Market Shares strives to reduce the impact of transaction and various fixed costs on overall expenses, leading to an expected higher return for shareholders.

Scudder Premium Money Market Shares:

Scudder Premium Money Market Shares are designed for shareholders who have the resources to maintain higher account balances and, in return, be rewarded with potentially above average money fund income. The minimum initial investment required in these shares is $25,000 per account. With this $25,000 minimum, it is anticipated that Scudder Premium Money Market Shares will normally offer a higher yield than Scudder Cash Investment Trust, Scudder U.S. Treasury Money Fund or Scudder Prime Reserve Money Market Shares.

Additional information about common policies, investments and investment restrictions

Each Fund has certain investment restrictions which are designed to reduce each Fund's investment risk. Fundamental investment restrictions may not be changed without a vote of shareholders; non-fundamental investment restrictions may be changed by a vote of the Board of Directors or Trustees, as applicable. A complete description of these and other policies and restrictions is contained under "Investment Restrictions" in each Fund's combined Statement of Additional Information.

As a matter of fundamental policy, each Fund may not borrow money, except as permitted under Federal law. Further, as a matter of non-fundamental policy, each Fund may not borrow money in an amount greater than 5% of total assets, in reverse repurchase agreements or dollar rolls, except for temporary or emergency purposes.

As a matter of fundamental policy, each Fund may not make loans except through the lending of portfolio securities, the purchase of debt securities or interests in indebtedness or through repurchase agreements. Each Fund has adopted a non-fundamental policy restricting the lending of portfolio securities to no more than 5% of total assets.

As permitted under the current federal rule regulating money market funds, the high quality securities in which each Fund invests are divided into "first tier" and "second tier" securities. First tier securities are those securities generally rated in the highest short-term category by at least two rating agencies (or one, if only one rating agency has rated the security). Securities which are generally rated in the two highest categories by at least two rating agencies (or one, if only one rating agency has rated the security) and which do not qualify as first tier securities are second tier securities. The Adviser may determine, pursuant to procedures approved by each Corporation's or Trust's respective Board of Directors or Trustees, that an unrated security is equivalent to a first tier or second tier security. Each Fund will not invest more than 5% of its total assets in securities issued by a single issuer. Each Fund will not invest more than 5% of its total assets in second tier securities or the greater of 1% of total assets or $1 million in second tier securities of a single issuer.

Illiquid securities

Each Fund may invest in securities for which there is not an active trading market, or which have resale restrictions. These types of securities generally offer a higher return than more readily marketable securities, but carry the risk that each Fund may not be able to dispose of them at an advantageous time or price. Some restricted securities, however, may be considered liquid despite resale restrictions, since they can be sold to other qualified institutional buyers under a rule of the Securities and Exchange Commission (Rule 144A securities and 4(2) paper). Each Trust's or Corporation's respective Board of Trustees or Directors has delegated to the Adviser the authority to determine those Rule 144A securities and 4(2) paper that will be considered liquid.

Repurchase agreements

As a means of earning income for periods as short as overnight, each Fund may enter into repurchase agreements with selected banks and broker/dealers. Under a repurchase agreement, each Fund acquires securities, subject to the seller's agreement to repurchase those securities at a specified time and price. If the seller under a repurchase agreement becomes insolvent, each Fund's right to dispose of the securities might be restricted, or the value of the securities may decline before each Fund is able to dispose of them. In the event of the commencement of bankruptcy or insolvency proceedings with respect to the seller of the securities before repurchase under a repurchase agreement, each Fund may encounter delay and incur costs, including a decline in the value of the securities, before being able to sell the securities.

When-issued securities

Each Fund may purchase securities on a when-issued basis, in which case delivery and payment normally take place within 45 days after the date of the commitment to purchase. Each Fund will only make commitments to purchase securities on a when-issued basis with the intention of actually acquiring the securities, but may sell them before the settlement date if it is deemed advisable. When-issued securities are subject to market fluctuation and no income accrues to the purchaser prior to issuance. The purchase price and the interest rate that will be received on debt securities are fixed at the time the purchaser enters into the commitment. Purchasing a security on a when-issued basis can involve a risk that the market price at the time of delivery may be lower than the agreed upon purchase price, in which case there could be an unrealized loss at the time of delivery.

Stand-by commitments and other puts

To facilitate liquidity, Scudder Tax Free Money Fund may enter into "stand-by commitments" permitting them to resell municipal securities to the original seller at a specified price. Stand-by commitments generally involve no cost, and any costs would be, in any event, limited to no more than 0.5% of the value of the assets of the Fund. Any such costs may, however, reduce yield.

Variable rate demand instruments

Scudder Tax Free Money Fund may also invest in variable rate demand instruments. Variable rate demand instruments are securities with long-stated maturities but demand features that allow the holder to demand 100% of the principal plus interest within one to seven days. The coupon varies daily, weekly or monthly with the market. The price remains at par and this provides a great deal of stability to the portfolio at market yields.

Additional investments

Obligations of U.S. Government agencies and instrumentalities

Obligations of U.S. Government agencies and instrumentalities are debt securities issued or guaranteed by U.S. Government-sponsored enterprises and federal agencies. Some of such obligations are supported by (a) the full faith and credit of the U.S. Treasury (such as Government National Mortgage Association participation certificates), (b) the limited authority of the issuer to borrow from the U.S. Treasury (such as securities of the Federal Home Loan
Bank), (c) the authority of the U.S. Government to purchase certain obligations of the issuer (such as securities of Fannie Mae) or (d) only the credit of the issuer. In the case of obligations not backed by the full faith and credit of the U.S. Government, the investor must look principally to the agency issuing or guaranteeing the obligation for ultimate repayment, which agency may be privately owned. Each Fund will invest in obligations of U.S. Government agencies and instrumentalities only when the Adviser is satisfied that the credit risk with respect to the issuer is minimal.

Floating and variable rate instruments

Certain of the obligations that each Fund may purchase have a floating or variable rate of interest. Such obligations bear interest at rates that are not fixed, but which vary with changes in specified market rates or indices, such as the Prime Rate, and at specified intervals.

Municipal obligations

Municipal obligations, which are debt obligations issued by or on behalf of states, cities, municipalities and other public authorities, and may be general obligation, revenue, or industrial development bonds, include municipal bonds, municipal notes and municipal commercial paper.

Each Fund's investments in municipal bonds are limited to bonds that are rated at the date of purchase "Aa" or better by Moody's or "AA" or higher by S&P or Fitch.

Each Fund's investments in municipal notes will be limited to notes that are rated at the date of purchase "MIG 1" or "MIG 2" (or "VMIG 1" or "VMIG 2" in the case of an issue having a variable rate demand feature) by Moody's, "SP-1" or "SP-1+" by S&P or "F-1" or "F-1+" by Fitch.

Municipal commercial paper is a debt obligation with a stated maturity of 270 days or less that is issued to finance seasonal working capital needs or as short-term financing in anticipation of longer-term debt. Each Fund may invest in municipal commercial paper that is rated at the date of purchase "P-1" or "P-2" by Moody's, "A-1" or "A-2" or "A-1+" by S&P or "F-1" by Fitch. If a municipal obligation is not rated, each Fund may purchase the obligation if, in the opinion of the Adviser, it is of investment quality comparable to other rated investments that are permitted in each Fund.

Commercial paper

Commercial paper represents short-term unsecured promissory notes issued in bearer form by bank holding companies, corporations and finance companies. Each Fund may invest in commercial paper that is rated Prime-1 by Moody's or A-1 by S&P or, if not rated by Moody's or S&P, is issued by companies having an outstanding debt issue rated Aaa or Aa by Moody's or AAA or AA by S&P.

Letters of credit

Municipal obligations, including certificates of participation, commercial paper and other short-term obligations may be backed by an irrevocable letter of credit of a bank which assumes the obligation for payment of principal and interest in the event of default by the issuer. Only banks which, in the opinion of the Adviser, are of investment quality comparable to other permitted investments of each Fund may be used for letter of credit backed investments.

Securities with put rights

Each Fund may enter into put transactions with respect to obligations held in its portfolio with broker/dealers pursuant to a rule under the

Investment Company Act of 1940, as amended (the "1940 Act"), and with commercial banks.

The right of each Fund to exercise a put is unconditional and unqualified. A put is not transferable by the Funds, although each Fund may sell the underlying securities to a third party at any time. If necessary and advisable, each Fund may pay for certain puts either separately in cash or by paying a higher price for portfolio securities that are acquired subject to such a put (thus reducing the yield to maturity otherwise available for the same securities). Each Fund expects, however, that puts generally will be available without the payment of any direct or indirect consideration.

Each Fund may enter into puts only with banks or broker/dealers that, in the opinion of the Adviser, present minimal credit risks. The ability of each Fund to exercise a put will depend on the ability of the bank or broker/dealer to pay for the underlying securities at the time the put is exercised. In the event that a bank or broker/dealer should default on its obligation to repurchase an underlying security, the Funds might be unable to recover all or a portion of any loss sustained from having to sell the security elsewhere.

Each Fund intends to enter into puts solely to maintain liquidity and does not intend to exercise its rights thereunder for trading purposes. The puts will only be for periods of substantially less than the life of the underlying security. The acquisition of a put will not affect the valuation by the Funds of the underlying security. The actual put will be valued at zero in determining net asset value of each Fund. Where the Funds pay directly or indirectly for a put, its cost will be reflected as an unrealized loss for the period during which the put is held by each Fund and will be reflected in realized gain or loss when the put is exercised or expires. If the value of the underlying security increases, the potential for unrealized or realized gain is reduced by the cost of the put. The maturity of a municipal obligation purchased by each Fund will not be considered shortened by any put to which such obligation is subject.

Third party puts

Each Fund may also purchase long-term fixed rate bonds that have been coupled with an option granted by a third party financial institution allowing the Funds at specified intervals, not exceeding 397 calendar days, to tender (or "put") the bonds to the institution and receive the face value thereof (plus accrued interest). These third party puts are available in several different forms, may be represented by custodial receipts or trust certificates and may be combined with other features such as interest rate swaps. Each Fund receives a short-term rate of interest (which is periodically reset), and the interest rate differential between that rate and the fixed rate on the bond is retained by the financial institution. The financial institution granting the option does not provide credit enhancement, and in the event that there is a default in the payment of principal or interest, or downgrading of a bond to below investment grade, or a loss of the bond's tax-exempt status, the put option will terminate automatically, the risk to each Fund will be that of holding such a long-term bond and the dollar-weighted average maturity of each Fund would be adversely affected.

Risk factors

The Funds' risks are determined by the nature of the securities held and the portfolio management strategies used by the Adviser. The following are descriptions of certain risks related to the investments and techniques that certain Funds may use from time to time.

Illiquid securities. The absence of a trading market can make it difficult to ascertain a market value for these investments. Disposing of illiquid investments may involve time-consuming negotiation and legal expenses, and it may be difficult or impossible for the Funds to sell them promptly at an acceptable price.

Third party puts. In connection with third party puts, the financial institution granting the option does not provide credit enhancement, and typically if there is a default on or significant downgrading of the bond or, in the case of Scudder Tax Free Money Fund, a loss of its tax-exempt status, the put option will terminate automatically, the risk to the Fund will be that of holding a long-term bond and, in the case of Scudder Tax Free Money Fund, the weighted average maturity of the Fund's portfolio would be adversely affected.

Distribution and performance information

Dividends and capital gains distributions

The Funds' dividends are declared daily and distributed monthly to shareholders. The Funds may take into account capital gains and losses (other than long-term capital gains) in their daily dividend declaration. The Funds may make additional distributions for tax purposes, if necessary. Any dividends or capital gains distributions declared in October, November or December with a record date in such a month and paid during the following January will be treated by shareholders for federal income tax purposes as if received on December 31 of the calendar year declared. According to preference, shareholders may receive distributions in cash or have them reinvested in additional Scudder Cash Investment Trust shares, Scudder U.S. Treasury Money Fund shares, Scudder Tax Free Money Fund shares, Scudder Prime Reserve Money Market Shares or Scudder Premium Money Market Shares, as the case may be. If an investment is in the form of a retirement plan, all dividends and capital gains distributions must be reinvested into the shareholder's account. Dividends ordinarily will vary from one class of Scudder Money Market Series to another.

Generally, dividends from net investment income are taxable to shareholders as ordinary income whether received in cash or additional shares.

Long-term capital gains distributions, if any, are taxable as long-term Federal capital gains, regardless of the length of time shareholders have owned their shares. Short-term capital gains and any other taxable income distributions are taxable as ordinary income. It is not expected that dividends will qualify for the dividends-received deduction for corporations.

Each Fund sends detailed tax information to shareholders about the amount and type of its distributions by January 31 of the following year.

Performance information

From time to time, quotations of the performance of the Funds may be included in advertisements, sales literature or shareholder reports. Performance information is computed separately for each class of Scudder Money Market Series in accordance with formulae prescribed by the Securities and Exchange Commission. Performance figures will vary in part because of the different expense structure of Scudder Money Market Series' different classes of shares. All performance figures are historical, show the performance of a hypothetical investment and are not intended to indicate future performance.

The "yield" of the Funds refers to income generated by an investment over a specified seven-day period. Yield is expressed as an annualized percentage. The "effective yield" of the Funds is expressed similarly but, when annualized, the income earned by an investment is assumed to be reinvested and will reflect the effects of compounding. Scudder Tax Free Money Fund's "tax-equivalent yield" is calculated by determining the rate of return that would have to be achieved on a fully taxable investment to produce the after-tax equivalent of the Fund's yield, assuming certain tax brackets for the Scudder Tax Free Money Fund shareholder. "Total return" is the change in value of an investment in the Funds for a specified period. The "average annual total return" is the average annual compound rate of return of an investment in the Funds assuming the investment has been held for one year, five years and ten years as of a stated ending date. (If a Fund has not been in operation for at least a year or for a period of less than ten years, only the life of the Fund will be used.) "Cumulative total return" represents the cumulative change in value of an investment in the Funds for various periods. All types of total return calculations assume that all dividends and capital gains distributions during the period were reinvested in shares of the Funds, as applicable.

Performance will vary based upon, among other things, changes in market conditions and the level of a Fund's expenses, as well as particular class expenses in the case of the Funds.

Fund organization

The prospectuses of Scudder Cash Investment Trust, Scudder U.S. Treasury Money Fund, Scudder Tax Free Money Fund and the Scudder Prime Reserve Money Market Shares and Scudder Premium Money Market Shares classes of Scudder Money Market Series are combined in this prospectus. Each Fund offers only its own shares, yet it is possible that one might become liable for a misstatement regarding the other. Each Trust's or Corporation's respective Board of Trustees or Directors have considered this and approved the use of a combined prospectus.

Scudder Cash Investment Trust is a diversified, open-end management investment company registered under the 1940 Act. The Fund was organized as a Massachusetts business trust in December 1975.

The Fund's activities are supervised by its Board of Trustees. Shareholders have one vote for each share held on matters on which they are entitled to vote. The Fund is not required to and has no current intention of holding annual shareholder meetings, although special meetings may be called for purposes such as electing or removing Trustees, changing fundamental investment policies or approving an investment management agreement. Shareholders will be assisted in communicating with other shareholders in connection with removing a Trustee as if Section 16(c) of the 1940 Act were applicable.

Scudder U.S. Treasury Money Fund is a diversified, open-end management investment company registered under the 1940 Act. The Fund was organized as a Massachusetts business trust in April 1980. The Fund changed its name from Scudder Government Money Fund on March 1, 1991.

The Fund's activities are supervised by its Board of Trustees. Shareholders have one vote for each share held on matters on which they are entitled to vote. The Fund is not required to and has no current intention of holding annual shareholder meetings, although special meetings may be called for purposes such as electing or removing Trustees, changing fundamental investment policies or approving an investment management agreement. Shareholders will be assisted in communicating with other shareholders in connection with removing a Trustee as if Section 16(c) of the 1940 Act were applicable.

Scudder Tax Free Money Fund is an open-end management investment company registered under the 1940 Act. The Trust was organized as a Massachusetts business trust in October 1979.

The activities of the Fund are supervised by its Boards of Trustees. Shareholders have one vote for each share held on matters on which they are entitled to vote. The Trust is not required and has no current intention of holding annual shareholder meetings, although special meetings may be called for purposes such as electing or removing

Trustees, changing fundamental investment policies or approving an investment advisory contract. Shareholders will be assisted in communicating with other shareholders in connection with removing a Trustee as if Section 16(c) of the 1940 Act were applicable.

Scudder Prime Reserve Money Market Shares and Scudder Premium Money Market Shares are each a class of the same Fund known as Scudder Money Market Series, a diversified series of Scudder Fund, Inc., an open-end management investment company registered under the 1940 Act. The Corporation was formed in June 1982 as a Maryland corporation.

The Corporation's activities are supervised by its Board of Directors. The Board of Directors, under applicable laws of the State of Maryland, in addition to supervising the actions of the Fund's Adviser and Distributor, as set forth below, decides upon matters of general policy.

The Corporation has adopted a plan pursuant to Rule 18f-3 (the "Plan") under the 1940 Act to permit the Corporation to establish a multiple class distribution system for all of its Funds.

Under the Plan, shares of each class represent an equal pro rata interest in the Fund and, generally, shall have identical voting, dividend, liquidation, and other rights, preferences, powers, restrictions, limitations, qualifications and terms and conditions, except that: (1) each class shall have a different designation; (2) each class of shares shall bear its own "class expenses;" (3) each class shall have exclusive voting rights on any matter submitted to shareholders that relates to its administrative services, shareholder services or distribution arrangements; (4) each class shall have separate voting rights on any matter submitted to shareholders in which the interests of one class differ from the interests of any other class; (5) each class may have separate and distinct exchange privileges; (6) each class may have different conversion features, and (7) each class may have separate account size requirements. Expenses currently designated as "Class Expenses" by the Corporation's Board of Directors under the Plan include, for example, transfer agent fees attributable to a specific class, and certain securities registration fees.

In addition to the Scudder Prime Reserve Money Market Shares and Scudder Premium Money Market Shares classes offered herein, the Scudder Money Market Series offers two other classes of shares, Scudder Managed Shares and Scudder Institutional Shares, which may have different fees and expenses (which may affect performance), may have different minimum investment requirements and are entitled to different services. Additional information about these other classes of shares of the Fund may be obtained by contacting Scudder Investor Services, Inc.

Each share of the Scudder Prime Reserve Money Market Shares and Scudder Premium Money Market Shares shall be entitled to one vote (or fraction thereof in respect of a fractional share) on matters that such shares (or class of shares) shall be entitled to vote. Shareholders of the Fund shall vote together on any matter, except to the extent otherwise required by the 1940 Act, or when the Board of Directors of the Corporation has determined that the matter affects only the interests of shareholders of one or more classes of the Fund, in which case only the shareholders of such class or classes of the Fund shall be entitled to vote thereon. Any matter shall be deemed to have been effectively acted upon with respect to the Fund if acted upon as provided in Rule 18f-2 under the 1940 Act, or any successor rule, and in the Corporation's Articles of Incorporation.

The Corporation is not required to and has no current intention of holding annual shareholder meetings, although meetings may be called for purposes such as electing or removing Directors, changing fundamental investment policies or approving an investment management agreement. Shareholders will be assisted in communicating with other shareholders in connection with removing a Director as if Section 16(c) of the 1940 Act were applicable.

Investment adviser

The Funds retain the investment management firm of Scudder Kemper Investments, Inc., a Delaware corporation formerly known as Scudder, Stevens & Clark, Inc. ("Scudder"), to manage their daily investment and business affairs subject to the policies established by the Board of Trustees (for each Trust) and Directors (for the Corporation). The Trustees and Directors have overall responsibility for the management of the Funds under Massachusetts and Maryland law, respectively.

On September 7, 1998, the businesses of Zurich Insurance Company (including Zurich's 70% interest in the Adviser) and the financial services businesses of B.A.T Industries p.l.c. ("B.A.T") were combined to form a new global insurance and financial services company known as Zurich Financial Services Group. By way of a dual holding company structure, former Zurich shareholders initially owned approximately 57% of Zurich Financial Services Group, with the balance initially owned by former B.A.T shareholders.

Upon consummation of this transaction, each Fund's existing investment management agreement with the Adviser was deemed to have been assigned and, therefore, terminated. The Boards have approved new investment management agreements with the Adviser, which are substantially identical to the current investment management agreements, except for the dates of execution and termination. These agreements became effective upon the termination of the then current investment management agreements and will be submitted for shareholder approval at special meetings currently scheduled to take place in December 1998.

Year 2000 Readiness

Like other mutual funds and financial and business organizations worldwide, a Fund could be adversely affected if computer systems on which a Fund relies, which primarily include those used by the Adviser, its affiliates or other service providers, are unable to correctly process date-related information on and after January 1, 2000. This risk is commonly called the Year 2000 Issue. Failure to successfully address the Year 2000 Issue could result in interruptions to and other material adverse effects on a Fund's business and operations. The Adviser has commenced a review of the Year 2000 Issue as it may affect a Fund and is taking steps it believes are reasonably designed to address the Year 2000 Issue, although there can be no assurances that these steps will be sufficient. In addition, there can be no assurances that the Year 2000 Issue will not have an adverse effect on the companies whose securities are held by a Fund or on global markets or economies generally.

Scudder Cash Investment Trust. For the fiscal year ended June 30, 1998, the Adviser received an investment management fee of 0.32% of Scudder Cash Investment Trust's average daily net assets on an annual basis. The fee is graduated so that increases in the Fund's net assets may result in a lower average fee rate and decreases in the Fund's net assets may result in a higher average fee rate.

Until March 31, 1999, the Adviser has agreed to waive all or a portion of its investment management fee payable by the Fund to the extent necessary so that the total annualized expenses of the Fund do not exceed 0.85% of the average daily net assets.

Scudder U.S. Treasury Money Fund. For the fiscal year ended June 30, 1998, the Adviser received an investment management fee of 0.15% of the Fund's average daily net assets on an annual basis.

Until March 31, 1999, the Fund's Adviser has agreed to continue to maintain the total annualized expenses of the Fund at 0.65% of average daily net assets of the Fund.

Scudder Tax Free Money Fund. For the fiscal year ended December 31, 1997, the Adviser received investment management fees of 0.39% of the Fund's average daily net assets on an annualized basis.

Until February 28, 1999, the Adviser has agreed not to impose a portion of its investment management fee and to take other action, to the extent necessary, to maintain the annualized expenses of the Fund at 0.65% of the Fund's daily net assets.

Scudder Prime Reserve Money Market Shares and Scudder Premium Money Market Shares. The Adviser receives a management fee at an annual rate equal to 0.25% of the average daily net assets of the Scudder Money Market Series. Management fees are computed daily and paid monthly.

The Adviser has agreed to waive 0.05% of its management fee from Scudder Money Market Series until April 30, 1999. In addition, from time to time, the Adviser may voluntarily waive certain additional expenses of the Fund. The level of this voluntary waiver is in the Adviser's discretion and is in addition to the Adviser's agreement to waive a portion of its investment management fee.

Each Fund's expenses are paid out of gross investment income. Shareholders pay no direct charges or fees for investment or administrative services.

The management fees are payable monthly, provided that each Fund will make such interim payments as may be requested by the Adviser not to exceed 75% of the amount of the fee then accrued on the books of the Fund and unpaid.

Transfer agent

Scudder Service Corporation, P.O. Box 2291, Boston, Massachusetts 02107-2291, a subsidiary of the Adviser, is the transfer, shareholder servicing and dividend-paying agent for the Funds.

Underwriter

Scudder Investor Services, Inc., a subsidiary of the Adviser, is the principal underwriter for Scudder Cash Investment Trust, Scudder U.S. Treasury Money Fund and Scudder Fund, Inc. Scudder Investor Services, Inc. confirms, as agent, all purchases of shares of the Funds. Scudder Investor Relations is a telephone information service provided by Scudder Investor Services, Inc.

Fund accounting agent

Scudder Fund Accounting Corporation, a subsidiary of the Adviser, is responsible for determining the daily net asset value per share and maintaining the general accounting records of the Funds.

Custodian

State Street Bank and Trust Company is the Funds' custodian.

Scudder Kemper Investments, Inc., is located at Two International Place, Boston, Massachusetts.

Transaction information

Purchasing shares

Purchases are executed at the next calculated net asset value per share after the applicable Fund's transfer agent receives the purchase request in good order. Purchases are made in full and fractional shares. (See "Share price.")

Minimum initial investment:

   Scudder Cash Investment Trust:
   $2,500; IRAs $1,000

   Scudder U.S. Treasury Money Fund:
   $2,500; IRAs $1,000

   Scudder Tax Free Money Fund:
   $2,500; Not appropriate for IRAs

   Scudder Prime Reserve Money Market Shares:
   $10,000; IRAs $10,000

   Scudder Premium Money Market Shares:
   $25,000; IRAs $25,000

By check. If you purchase shares with a check that does not clear, your purchase will be canceled and you will be subject to any losses or fees incurred in the transaction. Checks must be drawn on or payable through a U.S. bank. If you purchase shares by check and redeem them within seven business days of purchase, a Fund may hold redemption proceeds until the purchase check has cleared. If you purchase shares by federal funds wire, you may avoid this delay. Redemption requests by telephone or by "Write-A-Check" prior to the expiration of the seven-day period will not be accepted.

By wire. To open a new account by wire, first call Scudder at 1-800-225-5163 to obtain an account number. A representative will instruct you to send a completed, signed application to the transfer agent. Accounts cannot be opened without a completed, signed application and a Scudder fund account number. Contact your bank to arrange a wire transfer to:

        The Scudder Funds
        State Street Bank and Trust Company
        Boston, MA 02101
        ABA Number 011000028
        DDA Account 9903-5552

Your wire instructions must also include:

-- the name of the fund and class (if applicable) in which the money is to be invested,

--   the account number of the fund, and

--   the name(s) of the account holder(s).

The account will be established once the application and money order are received in good order.

You may also make additional investments of $100 or more for Scudder Cash Investment Trust, Scudder U.S. Treasury Money Fund and Scudder Tax Free Money Fund, and $1,000 or more for either Scudder Prime Reserve Money Market Shares or Scudder Premium Money Market Shares to your existing account by wire.

By "QuickBuy." If you elected "QuickBuy" for your account, you can call toll-free to purchase shares. The money will be automatically transferred from your predesignated bank checking account. Your bank must be a member of the Automated Clearing House for you to use this service. If you did not elect "QuickBuy," call 1-800-225-5163 for more information.

To purchase additional shares, call 1-800-225-5163. Purchases may not be for more than $250,000. Proceeds in the amount of your purchase will be transferred from your bank checking account in two or three business days following your call. For requests received by the close of regular trading on the Exchange, shares will be purchased at the net asset value per share calculated at the close of trading on the day of your call. "QuickBuy" requests received after the close of regular trading on the Exchange will begin their processing and be purchased at the net asset value calculated the following business day.

If you purchase shares by "QuickBuy" and redeem them within seven days of the purchase, a Fund may hold the redemption proceeds for a period of up to seven business days. If you purchase shares and there are insufficient funds in your bank account, the purchase will be canceled and you will be subject to any losses or fees incurred in the transaction. "QuickBuy" transactions are not available for most retirement plan accounts. However, "QuickBuy" transactions are available for Scudder IRA accounts.

By exchange. Scudder Cash Investment Trust, Scudder U.S. Treasury Money Fund, Scudder Tax Free Money Fund, Scudder Prime Reserve Money Market Shares and Scudder Premium Money Market Shares may be exchanged for shares of other funds in the Scudder Family of Funds, unless otherwise determined by the Trust's or Corporation's respective Board of Trustees or Directors. Your new account will have the same registration and address as your existing account.

The exchange requirements for corporations, other organizations, trusts, fiduciaries, agents, institutional investors and retirement plans may be different from those for regular accounts. Minimum account requirements may be different for other Scudder Funds. Please call 1-800-225-5163 for more information, including information about the transfer of special account features.

You can also make exchanges among your Scudder fund accounts on SAIL, the Scudder Automated Information Line, by calling 1-800-343-2890.

Redeeming shares

Each Fund allows you to redeem shares (i.e., sell them back to the Fund) without redemption fees.

By telephone. This is the quickest and easiest way to sell Fund shares. If you provided your banking information on your application, you can call to request that federal funds be sent to your authorized bank account. If you did not include your banking information on your application, call 1-800-225-5163 for more information.

Redemption proceeds will be wired to your bank unless otherwise requested. If your bank cannot receive federal reserve wires, redemption proceeds will be mailed to your bank. There will be a $5 charge for all wire redemptions.

You can also make redemptions from your Scudder fund account on SAIL by calling 1-800-343-2890.

If you open an account by wire, you cannot redeem shares by telephone until the applicable Fund's transfer agent has received your completed and signed application. Telephone redemption is not available for shares held in Scudder IRA accounts and most other Scudder retirement plan accounts.

In the event that you are unable to reach a Fund by telephone, you should write to the Fund; see "How to contact Scudder" for the address.

By "QuickSell." If you elected "QuickSell" for your account, you can call toll-free to redeem shares. The money will be automatically transferred to your predesignated bank checking account. Your bank must be a member of the Automated Clearing House for you to use this service. If you did not elect "QuickSell," call 1-800-225-5163 for more information.

To redeem shares, call 1-800-225-5163. Redemptions must be for at least $250. Proceeds in the amount of your redemption will be transferred to your bank checking account in two or three business days following your call. For requests received by the close of regular trading on the Exchange, shares will be redeemed at the net asset value per share calculated at the close of trading on the day of your call. "QuickSell" requests received after the close of regular trading on the Exchange will begin their processing and be redeemed at the net asset value calculated the following business day.

"QuickSell" transactions are not available for Scudder IRA accounts and most other retirement plan accounts.

Signature guarantees. For your protection and to prevent fraudulent redemptions, on written redemption requests in excess of $100,000 we require an original signature and an original signature guarantee for each person in whose name the account is registered. (The Funds reserve the right, however, to require a signature guarantee for all redemptions.) You can obtain a signature guarantee from most banks, credit unions or savings associations, or from broker/dealers, municipal securities broker/dealers, government securities broker/dealers, national securities exchanges, registered securities associations or clearing agencies deemed eligible by the Securities and Exchange Commission. Signature guarantees by notaries public are not acceptable. Redemption requirements for corporations, other organizations, trusts, fiduciaries, agents, institutional investors and retirement plans may be different from those for regular accounts. For more information, please call 1-800-225-5163.

By "Write-A-Check." You may redeem shares by writing checks against your account balance for at least $100 for Scudder Cash Investment Trust, Scudder U.S. Treasury Money Fund and Scudder Tax Free Money, and for at least $1,000 for Scudder Prime Reserve Money Market Shares and Scudder Premium Money Market Shares and no more than $5,000,000 for each Fund. Your Fund investments will continue to earn dividends until your check is presented to the applicable Fund for payment.

Checks will be returned by the applicable Fund's transfer agent if there are insufficient shares to meet the withdrawal amount. You should not attempt to close an account by check because the exact balance at the time the check clears will not be known when the check is written.

Telephone transactions

Shareholders automatically receive the ability to exchange by telephone and the right to redeem by telephone up to $100,000 to their address of record. Shareholders also may, by telephone, request that redemption proceeds be sent to a predesignated bank account. Each Fund uses procedures designed to give reasonable assurance that telephone instructions are genuine, including recording telephone calls, testing a caller's identity and sending written confirmation of telephone transactions. If a Fund does not follow such procedures, it may be liable for losses due to unauthorized or fraudulent telephone instructions. Each Fund will not be liable for acting upon instructions communicated by telephone that it reasonably believes to be genuine.

Share price

Purchases and redemptions, including exchanges, are made at net asset value. Scudder Fund Accounting Corporation determines net asset value per share as of twelve o'clock noon for Scudder Cash Investment Trust, Scudder U.S. Treasury Money Fund and Scudder Tax Free Money Fund only and, for all four Funds as of the close of regular trading on the Exchange, normally 4 p.m. eastern time, on each day the Exchange is open for trading. Net asset value per share is calculated by dividing the total value of net assets of Scudder Cash Investment Trust, Scudder U.S. Treasury Money Fund, Scudder Tax Free Money Fund, Scudder Prime Reserve Money Market Shares or Scudder Premium Money Market Shares, less all liabilities attributable to such Fund or class, as applicable, by the total number of shares outstanding in such Fund or class, as applicable. In calculating the net asset value per share, Scudder Cash Investment Trust and Scudder U.S. Treasury Money Fund use the current market value of the securities. However, for securities with sixty days or less to maturity, Scudder Cash Investment Trust and Scudder U.S. Treasury Money Fund use the amortized cost value. Scudder Money Market Series and Scudder Tax Free Money Fund use the amortized cost value in calculating the net asset value per share.

Processing time

Scudder Cash Investment Trust, Scudder U.S. Treasury Money Fund and Scudder Tax Free Money Fund. Purchases made by wire and received by the Funds' transfer agent before noon on any business day are executed at noon on that day and begin earning income the same day. Those made by wire between noon and the close of regular trading on the Exchange on any business day are executed at the close of trading the same day and begin earning income the next business day. Purchases made by check are executed on the day the check is received in good order by the Funds' transfer agent and begin earning income on the next business day. Redemption requests received in good order by the Funds' transfer agent between noon and the close of regular trading on the Exchange are executed at the net asset value calculated at the close of regular trading on that day and will earn a dividend on the redeemed shares that day. If a redemption request is received by noon, proceeds will normally be wired that day, if requested by the shareholder, but no dividend will be earned on the redeemed shares on that day.

Scudder Prime Reserve Money Market Shares and Scudder Premium Money Market Shares. Purchases made by wire and received by the Fund's transfer agent before 4:00 p.m. on any business day are executed at 4:00 p.m. on that day and begin earning income the same day. Purchases made by check are executed on the day the check is received in good order by the Fund's transfer agent and begin earning income on the next business day. Redemption requests received in good order by the Fund's transfer agent by the close of regular trading, normally 4:00 p.m. eastern time, are executed at the net asset value calculated at the close on that day. If requested by the shareholder, proceeds can be wired that day, but no dividend will be earned on the redeemed shares that day. All other redemption requests will be processed on the day received and will earn a dividend on the redeemed shares that day; however, the proceeds will be distributed on the next business day.

If you wish to make a purchase of $500,000 or more for either of the above Funds, you should notify Scudder Investor Relations by calling 1-800-225-5163.

Each Fund will normally send redemption proceeds within one business day following the redemption request, but may take up to seven business days (or longer in the case of shares recently purchased by check).

Purchase restrictions

Scudder Cash Investment Trust, Scudder U.S. Treasury Money Fund, Scudder Tax Free Money Fund, Scudder Fund, Inc., on behalf of Scudder Money Market Series and the classes of Shares of Scudder Money Market Series and Scudder Investor Services, Inc. each reserves the right to reject purchases of shares (including exchanges) for any reason.

Tax identification number

Be sure to complete the Tax Identification Number section of the application when you open an account. Federal tax law requires a Fund to withhold 31% of taxable dividends and capital gains distributions from accounts (other than those of certain exempt payees) without a correct certified Social Security or tax identification number and certain other certified information or upon notification from the IRS or a broker that withholding is required. Each Fund reserves the right to reject new account applications without a correct certified Social Security or tax identification number. Each Fund also reserves the right, following 30 days' notice, to redeem all shares in accounts without a correct certified Social Security or tax identification number. A shareholder may avoid involuntary redemption by providing a Fund with a tax identification number during the 30-day notice period.

Minimum balances for Scudder Cash Investment Trust, Scudder U.S. Treasury Money Fund and Scudder Tax Free Money Fund

Shareholders should maintain a share balance worth at least $2,500, which amount may be changed by the Board of Trustees. A shareholder may open an account with at least $1,000, if an automatic investment plan of $100/month is established. Scudder retirement plans and certain other accounts have similar or lower minimum share balance requirements.

The Funds reserve the right, following 60 days written notice to applicable shareholders, to:

o assess an annual $10 per fund charge (with the fee to be paid to the fund) for any non-fiduciary account without an automatic investment plan in place and a balance of less than $2,500; and

o redeem all shares in Fund accounts below $1,000 where a reduction in value has occurred due to a redemption, exchange or transfer out of the account. The Funds will mail the proceeds of the redeemed account to the shareholder.

Reductions in value that result solely from market activity will not trigger an involuntary redemption. Shareholders with a combined household account balance in any of the Scudder Funds of $100,000 or more, as well as group retirement and certain other accounts will not be subject to a fee or automatic redemption.

Fiduciary and custodial accounts with balances below $100 are subject to automatic redemption following 60 days written notice to applicable shareholders.

Please refer to "Exchanges and Redemptions -- Other Information" in the Funds' combined Statement of Additional Information for more information.

Minimum balances for Scudder Prime Reserve Money Market Shares

Initial minimum investment in these shares is $10,000. Shareholders should maintain a share balance worth at least $7,500 (which minimum amount may be changed by the Board of Directors). Account balances will be reviewed periodically and shareholders with accounts below $7,500 will receive 60 days' notice, after which, if the balance is not increased to the required level, the Adviser reserves the right to redeem all shares, close the account and send the proceeds to the shareholder's address of record.

Reductions in value that result solely from market activity will not trigger an involuntary redemption.

Please refer to "Exchanges and Redemptions -- Other Information" in the Fund's combined Statement of Additional Information for more information.

Minimum balances for Scudder Premium Money Market Shares

Initial minimum investment in these shares is $25,000. Shareholders should maintain a share balance worth at least $15,000 (which minimum amount may be changed by the Board of Directors).

Shareholders whose account balance falls below $15,000 for at least 30 days will be given 60 days' notice to bring the account back up to $15,000 or more. Where a reduction in value has occurred due to a redemption or exchange out of the account and the account balance is not increased in 60 days, the Adviser reserves the right to redeem all shares, close the account and send the proceeds to the shareholder's address of record.

Please refer to "Exchanges and Redemptions -- Other Information" in the Funds' combined Statement of Additional Information for more information.

Third party transactions

If purchases and redemptions of Fund shares are arranged and settlement is made at an investor's election through a member of the National Association of Securities Dealers, Inc., other than Scudder Investor Services, Inc., that member may, at its discretion, charge a fee for that service.


Shareholder benefits

Experienced professional management

Scudder Kemper Investments, Inc., one of the nation's most experienced investment management firms, actively manages your fund investment. Professional management is an important advantage for investors who do not have the time or expertise to invest directly in individual securities.

A team approach to investing

Each Fund is managed by a team of investment professionals, each of whom plays an important role in the Fund's management process. Team members work together to develop investment strategies and select securities for each Fund's portfolio. They are supported by the Adviser's large staff of economists, research analysts, traders, and other investment specialists who work in the Adviser's offices across the United States and abroad. We believe our team approach benefits Fund investors by bringing together many disciplines and leveraging our extensive resources.

Lead Portfolio Manager Frank J. Rachwalski, Jr. assumed responsibility for setting each Fund's investment strategy and for overseeing each Fund's day-to-day management in January, 1998. Mr. Rachwalski has been responsible for the trading and portfolio management of money market funds since 1974.

John W. Stuebe, Portfolio Manager for Scudder Cash Investment Trust and Scudder Money Market Series, has been a fixed income trader for money market securities since 1979. Mr. Stuebe currently specializes in and trades for taxable, non-government money market funds.

Mitchell W. Wilner, Portfolio Manager for Scudder U.S. Treasury Money Market Fund, joined the Adviser in 1992 as a Fixed Income Research Analyst and has 11 years' experience working with short-term fixed income investments.

Jerri Cohen, Portfolio Manager for Scudder Tax Free Money Fund since 1998, joined the Adviser in 1981 and has over 15 years' experience in tax-exempt money market fund investing.

SAIL(TM) -- Scudder Automated Information Line

For personalized account information including fund prices, yields and account balances, to perform transactions in existing Scudder fund accounts, or to obtain information on any Scudder fund, shareholders can call Scudder's Automated Information Line (SAIL) at 1-800-343-2890, 24 hours a day. During periods of extreme economic or market changes, or other conditions, it may be difficult for you to effect telephone transactions in your account. In such an event you should write to the applicable Fund; please see "How to contact Scudder" for the address.

Investment flexibility

Scudder offers toll-free telephone exchange between funds at current net asset value. You can move your investments among money market, income, growth, tax-free and growth and income funds with a simple toll-free call or, if you prefer, by sending your instructions through the mail or by fax. (The exchange privilege may not be available for certain Scudder funds or classes thereof. For more information, please call 1-800-225-5163.) Telephone and fax redemptions and exchanges are subject to termination and their terms are subject to change at any time by the Fund or the transfer agent. In some cases, the transfer agent or Scudder Investor Services, Inc. may impose additional conditions on telephone transactions.

Personal Counsel(SM) -- A Managed Fund Portfolio Program

If you would like to receive direct guidance and management of your overall mutual fund portfolio to help you pursue your investment goals, you may be interested in Personal Counsel from Scudder. Personal Counsel, a program of Scudder Investor Services, Inc., a registered investment adviser and a subsidiary of Scudder Kemper Investments, Inc., combines the benefits of a customized portfolio of no-load mutual funds with ongoing portfolio monitoring and individualized service, for an annual fee of generally 1.25% or less of assets. In addition, it draws upon the Adviser's more than 75-year heritage of providing investment counsel to large corporate and private clients. If you have $100,000 or more to invest initially and would like more information about Personal Counsel, please call 1-800-700-0183.

Dividend reinvestment plan

You may have dividends and distributions automatically reinvested in additional Fund shares. Please call 1-800-225-5163 to request this feature.

Shareholder statements

You will receive a detailed statement summarizing account activity, including dividend and capital gain reinvestment, purchases and redemptions. All of your statements should be retained to help you keep track of account activity and the cost of shares for tax purposes.

Shareholder reports

In addition to account statements, you receive periodic shareholder reports highlighting relevant information, including investment results and a review of portfolio changes.

To reduce the volume of mail you receive, only one copy of most Fund reports, such as the Funds' Annual Report, may be mailed to your household (same surname, same address). Please call 1-800-225-5163 if you wish to receive additional shareholder reports.

Newsletters

Four times a year, Scudder sends you Perspectives, an informative newsletter covering economic and investment developments, service enhancements and other topics of interest to Scudder fund investors.

Scudder Investor Centers

As a convenience to shareholders who like to conduct business in person, Scudder Investor Services, Inc. maintains Investor Centers in Boca Raton, Boston, Chicago, New York and San Francisco.

T.D.D. service for the hearing impaired

Scudder's full range of investor information and shareholder services is available to hearing impaired investors through a toll-free T.D.D. (Telephone Device for the Deaf) service. If you have access to a T.D.D., call 1-800-543-7916 for investment information or specific account questions and transactions.

Purchases

Opening an account

Minimum initial investment:

   Scudder Cash Investment Trust, Scudder U.S. Treasury Money
     Fund: $2,500; IRAs: $1,000

   Scudder Tax Free Money Fund: $2,500

   Scudder Prime Reserve Money Market Shares:  $10,000; IRAs $10,000

   Scudder Premium Money Market Shares:  $25,000; IRAs $25,000

Group retirement plans (401(k), 403(b), etc.) have similar or lower minimums. See appropriate plan literature.

Make checks payable to "The Scudder Funds."

o  By Mail         Send your completed and signed application and check

                   by regular mail to:            or  by express, registered,
                                                      or certified mail to:

                   The Scudder Funds                  The Scudder Funds
                   P.O. Box 2291                      66 Brooks Drive
                   Boston, MA  02107-2291             Braintree, MA  02184

o By Wire          Please see Transaction information -- Purchasing
                   shares -- By wire for details, including the ABA wire transfer number. Then call 1-800-225-5163 for instructions.

o In Person        Visit one of our Investor Centers to complete your
                   application with the help of a Scudder representative.
                   Investor Center locations are listed under Shareholder benefits.

Purchasing additional shares

Minimum additional investment:
   Scudder Cash Investment Trust, Scudder U.S. Treasury Money
     Fund: $100; IRAs $50

   Scudder Tax Free Money Fund: $100

   Scudder Prime Reserve Money Market Shares:  $1,000; IRAs $1,000

   Scudder Premium Money Market Shares:  $1,000; IRAs $1,000

Group retirement plans (401(k), 403(b), etc.) have similar or lower minimums. See appropriate plan literature.

Make checks payable to "The Scudder Funds."

o By Mail              Send a check with a Scudder investment slip, or
                       with a letter of instruction including your account number and the complete Fund name and class name (if applicable), to the appropriate address listed above.

o By Wire              Please see Transaction information -- Purchasing
                       shares -- By wire for details, including the ABA wire transfer number.


o In Person            Visit one of our Investor Centers to make an
                       additional investment in your Scudder fund account.
                       Investor Center locations are listed under Shareholder benefits.

o By Telephone         Please see Transaction information --
                       Purchasing shares -- By QuickBuy for more details.

o  By Automatic        You may arrange to make investments on a regular basis
   Investment Plan     through automatic deductions from your bank checking
   ($50 minimum)       account. Please call 1-800-225-5163 for more information
                       and an enrollment form.

Exchanges and redemptions

Exchanging shares

Minimum investments:
   Scudder Cash Investment Trust, Scudder U.S. Treasury Money
     Fund and Scudder Tax Free Money Fund: $2,500 to establish a new account; $100 to exchange among existing accounts

Scudder Prime Reserve Money Market Shares: $10,000 to establish a new account; $1,000 to exchange among existing accounts

Scudder Premium Money Market Shares: $25,000 to establish a new account; $1,000 to exchange among existing accounts

For information on exchanging to other Scudder Funds, see "Transaction information -- By exchange."

o By Telephone      To speak with a service representative, call
                    1-800-225-5163 from 8 a.m. to 8 p.m. eastern time or to access SAIL(TM), Scudder's Automated Information Line, call
                    1-800-343-2890 (24 hours a day).

o By Mail           Print or type your instructions and include:
  or Fax
                    -    the name of the Fund (and class, if applicable) and the
                         account number you are exchanging from;

                    - your name(s) and address as they appear on your account;

                    - the dollar amount or number of shares you wish to exchange;

                    - the name of the Fund (and class, if applicable) you are exchanging into;

                    -    your signature(s) as it appears on your account; and

                    -    a daytime telephone number.

                    Send your instructions

                    by regular mail to:  or                    or

                                         by express,           by fax to:
                                         registered or
                                         certified mail to:

                    The Scudder Funds    The Scudder Funds     1-800-821-6234
                    P.O. Box 2291        66 Brooks Drive
                    Boston, MA           Braintree, MA  02184
                    02107-2291

Redeeming shares

o By Telephone      To speak with a service representative, call 1-800-225-5163 from 8 a.m. to 8 p.m. eastern time or to access SAIL(TM), Scudder's Automated Information Line, call 1-800-343-2890
                    (24 hours a day). You may have redemption proceeds sent to your predesignated bank account, or redemption proceeds of up to $100,000 sent to your address of record.

o By "Write-        You may redeem shares by writing checks against your account
  A-Check"          balance as often as you like for at least $100 for Scudder
                    Cash Investment Trust, Scudder U.S. Treasury Money Fund and Scudder Tax Free Money Fund and at least $1,000 for
                    Scudder Prime Reserve Money Market Shares and Scudder
                    Premium Money Markets Shares and no more than $5,000,00 for each fund.

o By Mail or Fax    Send your instructions for redemption to
                    the appropriate address or fax number above and include:

                    - the name of the Fund (and class, if applicable) and the account number you are redeeming from;

                    -   your name(s) and address as they appear on your account;

                    - the dollar amount or number of shares you wish to redeem;

                    -   your signature(s) as it appears on your account; and

                    -   a daytime telephone number.

                    A signature guarantee is required for redemptions over $100,000.

                    See Transaction information -- Redeeming shares.

o By Automatic      You may arrange to receive automatic cash payments
  Withdrawal Plan   periodically. Call 1-800-225-5163 for more information and an enrollment form.

Scudder tax-advantaged retirement plans

Scudder offers a variety of tax-advantaged retirement plans for individuals, businesses and non-profit organizations. These flexible plans are designed for use with the Scudder Family of Funds (except Scudder tax-free funds, which are inappropriate for such plans). Scudder Funds offer a broad range of investment objectives and can be used to seek almost any investment goal. Using Scudder's retirement plans can help shareholders save on current taxes while building their retirement savings.

o Scudder No-Fee IRAs. These retirement plans allow a maximum annual contribution of up to $2,000 per person for anyone with earned income (up to $2,000 per individual for married couples filing jointly, even if only one spouse has earned income). Many people can deduct all or part of their contributions from their taxable income, and all investment earnings accrue on a tax-deferred basis. The Scudder No-Fee IRA charges you no annual custodial fee.

o Scudder Roth No-Fee IRAs. Similar to the traditional IRA in many respects, these retirement plans provide a unique opportunity for qualifying individuals to accumulate investment earnings tax free. Unlike a traditional IRA, with a Roth IRA, if you meet the distribution requirements, you can withdraw your money without paying any taxes on the earnings. No tax deduction is allowed for contributions to a Roth IRA. The Scudder Roth IRA charges you no annual custodial fee.

o 401(k) Plans. 401(k) plans allow employers and employees to make tax-deductible retirement contributions. Scudder offers a full service program that includes recordkeeping, prototype plan, employee communications and trustee services, as well as investment options.

o Profit Sharing and Money Purchase Pension Plans. These plans allow corporations, partnerships and people who are self-employed to make annual, tax-deductible contributions of up to $30,000 for each person covered by the plans. Plans may be adopted individually or paired to maximize contributions. These are sometimes known as Keogh plans.

o 403(b) Plans. Retirement plans for tax-exempt organizations and school systems to which employers and employees may both contribute.

o SEP-IRAs. Easily administered retirement plans for small businesses and self-employed individuals. The maximum annual contribution to SEP-IRA accounts is adjusted each year for inflation. The Scudder SEP-IRA charges you no annual custodial fee.

o Scudder Horizon Plan. A no-load variable annuity that lets you build assets by deferring taxes on your investment earnings. You can start with $2,500 or more.

Scudder Trust Company (an affiliate of the Adviser) is Trustee or Custodian for some of these plans and is paid an annual fee for some of the above retirement plans. For information about establishing a Scudder No-Fee IRA, SEP-IRA, Profit Sharing Plan, Money Purchase Pension Plan or a Scudder Horizon Plan, please call 1-800-225-2470. For information about 401(k)s or 403(b)s please call 1-800-323-6105. To effect transactions in existing IRA, SEP-IRA and most Profit Sharing or Pension Plan accounts, call 1-800-225-5163.

The variable annuity contract is provided by Charter National Life Insurance Company (in New York State, Intramerica Life Insurance Company [S 1802]). The contract is offered by Scudder Insurance Agency, Inc. (in New York State, Nevada and Montana, Scudder Insurance Agency of New York, Inc.). CNL, Inc. is the Principal Underwriter. Scudder Horizon Plan is not available in all states.

Scudder Investor Relations is a service provided through Scudder Investor Services, Inc., Distributor.

Trustees and Officers of Scudder Cash Investment
Trust and Scudder U.S. Treasury Money Fund

Daniel Pierce*
    President and Trustee

Henry P. Becton, Jr.
    Trustee; President and General Manager,
    WGBH Educational Foundation

Dawn-Marie Driscoll
    Trustee;  Executive Fellow, Center for Business Ethics,
    Bentley College; President, Driscoll Associates

Peter B. Freeman
    Trustee; Corporate
    Director and Trustee

George M. Lovejoy, Jr.
    Trustee; President and
    Director, Fifty Associates

Wesley W. Marple, Jr.
    Trustee; Professor of Business Administration,
    Northeastern University

Kathryn L. Quirk*
    Trustee, Vice President and Assistant Secretary

Jean C. Tempel
    Trustee; Managing Partner, Technology Equity Partners

Jerard K. Hartman*
    Vice President

Thomas W. Joseph*
    Vice President

Frank J. Rachwalski, Jr.*
    Vice President

David B. Wines*
    Vice President

Thomas F. McDonough*
    Vice President and Secretary

John R. Hebble*
    Treasurer

Caroline Pearson*
    Assistant Secretary


*Scudder Kemper Investments, Inc.

Directors and Officers of
Scudder Fund Inc.

Daniel Pierce*
    President

Dr. Rosita P. Chang
    Director; Professor of Finance, University of Rhode Island

Dr. J. D. Hammond
    Director; Dean, Smeal College of Business Administration, Pennsylvania State University

Richard M. Hunt
    Director; University Marshal and Senior Lecturer,
    Harvard University

Edgar R. Fiedler
    Director; Vice President and Economic Counsellor,
    The Conference Board, Inc.

Peter B. Freeman
    Director; Corporate Director and Trustee

Thomas W. Joseph*
    Vice President and Assistant Secretary

Thomas F. McDonough*
    Vice President and Secretary

Jerard K. Hartman*
    Vice President

Kathryn L. Quirk*
    Vice President

Frank J. Rachwalski, Jr.*
    Vice President

David B. Wines*
    Vice President

John R. Hebble*
    Treasurer

Caroline Pearson*
    Assistant Secretary


*Scudder Kemper Investments, Inc.

Trustees and Officers of
Scudder Tax Free Money Fund

Daniel Pierce*
    President and Trustee

Henry P. Becton, Jr.
    Trustee; President and General Manager,
    WGBH Educational Foundation

Dawn-Marie Driscoll
    Trustee; Executive Fellow, Center for Business Ethics;
    President, Driscoll Associates

Peter B. Freeman
    Trustee; Corporate Director and Trustee

George M. Lovejoy, Jr.
    Trustee; President and Director,
    Fifty Associates

Wesley W. Marple, Jr.
    Trustee; Professor of Business Administration,
    Northeastern University

Kathryn L. Quirk*
    Vice President; Trustee and Assistant Secretary

Jean C. Tempel
    Trustee; Managing Partner, Technology Equity Partners

K. Sue Cote*
    Vice President

Jerard K. Hartman*
    Vice President

Thomas W. Joseph*
    Vice President

Thomas F. McDonough*
    Vice President and Secretary

John R. Hebble*
    Treasurer

Caroline Pearson*
    Assistant Secretary

* Scudder Kemper Investments, Inc.

INVESTMENT PRODUCTS AND SERVICES

The Scudder Family of Funds+++

Money Market
------------
Scudder U.S. Treasury Money Fund
Scudder Cash Investment Trust
Scudder Money Market Series --
  Prime Reserve Shares*
  Premium  Shares*
  Managed Shares*
Scudder Government Money Market Series --
  Managed Shares*

Tax Free Money Market+
----------------------
Scudder Tax Free Money Fund
Scudder Tax Free  Money Market Series --
  Managed Shares*
Scudder California Tax Free Money Fund**
Scudder New York Tax Free Money Fund**

Tax Free+
---------
Scudder Limited Term Tax Free Fund
Scudder Medium Term Tax Free Fund
Scudder Managed Municipal Bonds
Scudder High Yield Tax Free Fund
Scudder California Tax Free Fund**
Scudder Massachusetts Limited Term Tax Free Fund**
Scudder Massachusetts Tax Free Fund**
Scudder New York Tax Free Fund**
Scudder Ohio Tax Free Fund**
Scudder Pennsylvania Tax Free Fund**

U.S. Income
-----------
Scudder Short Term Bond Fund
Scudder Zero Coupon 2000 Fund
Scudder GNMA Fund
Scudder Income Fund
Scudder Corporate Bond Fund
Scudder High Yield Bond Fund

Global Income
-------------
Scudder Global Bond Fund
Scudder International Bond Fund
Scudder Emerging Markets Income Fund

Asset Allocation
----------------
Scudder Pathway Conservative Portfolio
Scudder Pathway Balanced Portfolio
Scudder Pathway Growth Portfolio
Scudder Pathway International Portfolio

U.S. Growth and Income
----------------------
Scudder Balanced Fund
Scudder Dividend & Growth Fund
Scudder Growth and Income Fund
Scudder S&P 500 Index Fund
Scudder Real Estate Investment Fund

U.S. Growth
-----------
  Value
    Scudder Value Fund***
    Scudder Small Company Value Fund
    Scudder Micro Cap Fund
    Scudder Large Company Value Fund

  Growth
    Scudder Classic Growth Fund***
    Scudder Large Company Growth Fund
    Scudder Development Fund
    Scudder 21st Century Growth Fund

Global Equity
-------------
  Worldwide
    Scudder Global Fund
    Scudder International Value Fund
    Scudder International Growth and Income Fund
    Scudder International Fund++
    Scudder International Growth Fund
    Scudder Global Discovery Fund***
    Scudder Emerging Markets Growth Fund
    Scudder Gold Fund

  Regional
    Scudder Greater Europe Growth Fund
    Scudder Pacific Opportunities Fund
    Scudder Latin America Fund
    The Japan Fund, Inc.

Industry Sector Funds
---------------------
  Choice Series
    Scudder Financial Services Fund
    Scudder Health Care Fund
    Scudder Technology Fund

Preferred Series
----------------
  Scudder Tax Managed Growth Fund
  Scudder Tax Managed Small Company Fund

Retirement Programs and Education accounts
------------------------------------------

Retirement Programs                Education Accounts
-------------------                ------------------

Traditional IRA                    Education IRA
Roth IRA                           UGMA/UTMA
SEP-IRA
Keogh Plan
401(k), 403(b) Plans
Scudder Horizon Plan **+++ +++
 (a variable annuity)

Closed-end funds#
-----------------
The Argentina Fund, Inc.           Scudder Global High Income Fund, Inc.
The Brazil Fund, Inc.              Scudder New Asia Fund, Inc.
The Korea Fund, Inc.               Scudder New Europe Fund, Inc.
Montgomery Street Income           Scudder Spain and Portugal Fund, Inc.
  Securities, Inc.

For complete information on any of the above Scudder funds, including management fees and expenses, call or write for a free prospectus. Read it carefully before you invest or send money. +++Funds within categories are listed in order from expected least risk to most risk. Certain Scudder funds or classes thereof may not be available for purchase or exchange. +A portion of the income from the tax-free funds may be subject to federal, state, and local taxes. *A class of shares of the fund. **Not available in all states. ***Only the Scudder Shares of the fund are part of the Scudder Family of Funds. ++Only the International Shares of the fund are part of the Scudder Family of Funds. +++ +++A no-load variable annuity contract provided by Charter National Life Insurance Company and its affiliate, offered by Scudder's insurance agencies, 1-800-225-2470. #These funds, advised by Scudder Kemper Investments, Inc., are traded on the New York Stock Exchange and, in some cases, on various foreign stock exchanges.


How to contact Scudder

Account Service and Information:

         For existing account service and transactions

                  Scudder Investor Relations -- 1-800-225-5163

          For 24 hour account information, fund information, exchanges, and an overview of all the services available to you

                  Scudder Electronic Account Services -- http://funds.scudder.com

         For personalized information about your Scudder accounts, exchanges and redemptions

                  Scudder Automated Information Line (SAIL) -- 1-800-343-2890

Investment Information:

         For information about the Scudder funds, including additional applications and prospectuses, or for answers to investment questions

                  Scudder Investor Relations -- 1-800-225-2470
                                                   Investor.Relations@scudder.com

                  Scudder's World Wide Web Site -- http://funds.scudder.com

         For establishing 401(k) and 403(b) plans

                  Scudder Defined Contribution Services -- 1-800-323-6105

Scudder Brokerage Services:

         To receive information about this discount brokerage service and to obtain an application

                  Scudder Brokerage Services* -- 1-800-700-0820

Personal Counsel(SM) -- A Managed Fund Portfolio Program:

         To receive information about this mutual fund portfolio guidance and management program

                  Personal Counsel from Scudder -- 1-800-700-0183

Please address all correspondence to:

                  The Scudder Funds
                  P.O. Box 2291
                  Boston, Massachusetts
                  02107-2291



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

Or Stop by a Scudder Investor Center:

         Many shareholders enjoy the personal, one-on-one service of the Scudder
         Investor Centers. Check for an Investor Center near you--they can be found in the following cities:

                   Boca Raton       Chicago           San Francisco
                   Boston           New York

Scudder Investor Relations and Scudder Investor Centers are services provided through Scudder Investor Services, Inc., Distributor.

* Scudder Brokerage Services, Inc., 42 Longwater Drive, Norwell, MA 02061--Member NASD/SIPC.



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